OMB APPROVAL
	OMB Number:	3235-0578
	Expires:	January 31, 2016
UNITED STATES	Estimated average burden hours per response. . . . 10.5
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-04367

Columbia Funds Series Trust I
(Exact name of registrant as specified in charter)

225 Franklin Street, Boston, MA		02110
(Address of principal executive offices)		(Zip code)

Christopher O. Petersen, Esq. c/o Columbia Management Investment Advisers, LLC 225 Franklin Street Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 345-6611

Date of fiscal year end:	April 30

Date of reporting period:	January 31, 2014

Item 1. Schedule of Investments.

Portfolio of Investments

Columbia Bond Fund

January 31, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes 27.7%
Aerospace & Defense 0.3%
L-3 Communications Corp.
02/15/21	4.950%	$1,725,000	$1,850,092
Lockheed Martin Corp. Senior Unsecured
09/15/21	3.350%	695,000	709,253
Total			2,559,345
Automotive 1.0%
Ford Motor Credit Co. LLC
Senior Unsecured
06/15/16	3.984%	4,899,000	5,200,210
01/17/17	1.500%	3,364,000	3,356,176
Total			8,556,386
Banking 4.6%
BNP Paribas SA (a)(b)
06/29/49	5.186%	1,798,000	1,847,445
Bank of America Corp.
Senior Unsecured
01/24/22	5.700%	1,550,000	1,766,182
01/11/23	3.300%	430,000	412,391
Subordinated Notes
05/02/17	5.700%	1,465,000	1,633,768
Bank of Montreal Senior Unsecured
01/25/19	2.375%	4,299,000	4,345,047
Bank of New York Mellon Corp. (The) (a)
12/29/49	4.500%	1,555,000	1,399,500
Barclays Bank PLC (a)(b)
09/29/49	7.434%	1,006,000	1,116,660
HSBC Holdings PLC Senior Unsecured
01/14/22	4.875%	515,000	564,250
HSBC USA, Inc. Subordinated Notes
09/27/20	5.000%	2,285,000	2,482,769
ING Bank NV Senior Unsecured (b)
03/15/16	4.000%	2,685,000	2,837,508
JPMorgan Chase Capital XXI (a)
02/02/37	1.188%	615,000	456,638
JPMorgan Chase Capital XXIII (a)
05/15/47	1.241%	5,830,000	4,285,050
KeyCorp Senior Unsecured
03/24/21	5.100%	2,830,000	3,163,671
M&T Bank Corp. (b)
12/31/49	6.875%	1,100,000	1,070,668
Royal Bank of Scotland Group PLC Senior Unsecured
09/18/15	2.550%	1,785,000	1,825,698

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Banking (continued)
State Street Corp.
03/15/18	4.956%	$3,460,000	$3,787,593
U.S. Bancorp Subordinated Notes
07/15/22	2.950%	5,312,000	5,064,009
Total			38,058,847
Chemicals 0.9%
Lubrizol Corp.
02/01/19	8.875%	2,035,000	2,669,352
LyondellBasell Industries NV
Senior Unsecured
04/15/19	5.000%	945,000	1,058,078
11/15/21	6.000%	2,875,000	3,342,294
Total			7,069,724
Diversified Manufacturing 0.4%
General Electric Co.
Senior Unsecured
10/09/22	2.700%	1,915,000	1,830,853
10/09/42	4.125%	1,056,000	987,006
Total			2,817,859
Electric 3.9%
Alabama Power Co. Senior Unsecured
03/15/41	5.500%	949,000	1,092,793
Commonwealth Edison Co. 1st Mortgage
08/01/20	4.000%	2,210,000	2,395,479
Consolidated Edison Co. of New York, Inc. Senior Unsecured
04/01/38	6.750%	150,000	198,743
DTE Electric Co. Senior Secured
10/01/20	3.450%	2,195,000	2,278,965
Dominion Resources, Inc. Senior Unsecured
08/15/19	5.200%	325,000	367,590
Duke Energy Carolinas LLC 1st Mortgage
10/01/15	5.300%	295,000	318,010
Duke Energy Ohio, Inc. 1st Mortgage
09/01/23	3.800%	7,220,000	7,474,621
FPL Energy National Wind LLC Senior Secured (b)
03/10/24	5.608%	430,970	424,136
FirstEnergy Corp. Senior Unsecured
03/15/23	4.250%	760,000	737,831
Georgia Power Co.

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Electric (continued)
Senior Unsecured
06/01/17	5.700%	$990,000	$1,130,115
09/01/40	4.750%	330,000	332,774
Nevada Power Co.
09/15/40	5.375%	2,045,000	2,295,498
Niagara Mohawk Power Corp. Senior Unsecured (b)
08/15/19	4.881%	1,615,000	1,800,299
Oncor Electric Delivery Co. LLC
Senior Secured
06/01/22	4.100%	574,000	595,053
12/01/41	4.550%	1,830,000	1,794,743
PPL Capital Funding, Inc.
06/01/18	1.900%	1,090,000	1,083,856
06/01/23	3.400%	3,094,000	2,946,945
Pacific Gas & Electric Co.
Senior Unsecured
06/15/23	3.250%	1,603,000	1,550,543
01/15/40	5.400%	420,000	459,523
Peco Energy Co. 1st Mortgage
03/01/18	5.350%	1,640,000	1,873,375
Southern California Edison Co. 1st Refunding Mortgage
09/01/40	4.500%	880,000	888,977
Total			32,039,869
Entertainment 0.2%
Time Warner, Inc.
11/15/36	6.500%	1,060,000	1,237,238

Food and Beverage 0.6%
Heineken NV Senior Unsecured (b)
10/01/17	1.400%	3,875,000	3,857,097
PepsiCo, Inc. Senior Unsecured
03/01/23	2.750%	1,290,000	1,219,596
Total			5,076,693
Gas Distributors 0.3%
Sempra Energy
Senior Unsecured
06/01/16	6.500%	1,805,000	2,030,078
12/01/23	4.050%	480,000	487,143
Total			2,517,221
Gas Pipelines 2.4%
El Paso Pipeline Partners Operating Co. LLC
10/01/21	5.000%	2,310,000	2,454,387
Enterprise Products Operating LLC
08/13/15	1.250%	2,953,000	2,974,424
03/15/23	3.350%	1,340,000	1,302,375

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Gas Pipelines (continued)
NiSource Finance Corp.
09/15/17	5.250%	$605,000	$677,191
02/15/23	3.850%	1,935,000	1,918,121
12/15/40	6.250%	435,000	504,585
Southern Natural Gas Co. LLC/Issuing Corp. Senior Unsecured
06/15/21	4.400%	1,800,000	1,887,820
Southern Natural Gas Co. LLC Senior Unsecured
03/01/32	8.000%	1,505,000	2,011,070
TransCanada PipeLines Ltd. (a)
05/15/67	6.350%	4,190,000	4,323,925
Williams Partners LP Senior Unsecured
04/15/40	6.300%	1,700,000	1,878,798
Total			19,932,696
Health Care 0.1%
Express Scripts Holding Co.
02/15/22	3.900%	524,000	539,081

Healthcare Insurance 0.1%
WellPoint, Inc. Senior Unsecured
01/15/23	3.300%	645,000	617,616

Independent Energy 1.4%
Canadian Natural Resources Ltd. Senior Unsecured
03/15/38	6.250%	1,140,000	1,311,254
Continental Resources, Inc.
09/15/22	5.000%	2,135,000	2,201,719
04/15/23	4.500%	2,002,000	2,051,511
Devon Energy Corp. Senior Unsecured
01/15/19	6.300%	1,140,000	1,352,733
Hess Corp. Senior Unsecured
08/15/31	7.300%	2,391,000	3,026,662
Nexen Energy ULC
05/15/37	6.400%	570,000	663,872
07/30/39	7.500%	755,000	986,521
Total			11,594,272
Integrated Energy 0.9%
Chevron Corp.
Senior Unsecured
06/24/20	2.427%	2,085,000	2,081,339
06/24/23	3.191%	900,000	888,838

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Integrated Energy (continued)
Shell International Finance BV
08/21/22	2.375%	$4,980,000	$4,662,191
Total			7,632,368
Life Insurance 1.3%
MetLife Capital Trust X (b)
04/08/38	9.250%	1,859,000	2,388,815
MetLife, Inc.
08/01/39	10.750%	1,310,000	1,938,800
Prudential Financial, Inc. (a)
06/15/38	8.875%	5,380,000	6,537,776
Total			10,865,391
Media Cable 0.2%
DIRECTV Holdings LLC/Financing Co., Inc.
02/15/16	3.125%	940,000	978,651
Time Warner Cable, Inc.
09/01/41	5.500%	860,000	724,908
Total			1,703,559
Media Non-Cable 0.3%
21st Century Fox America, Inc.
12/15/35	6.400%	1,185,000	1,385,804
Reed Elsevier Capital, Inc.
10/15/22	3.125%	1,460,000	1,389,044
Total			2,774,848
Metals 0.5%
Nucor Corp. Senior Unsecured
08/01/23	4.000%	2,375,000	2,372,060
Rio Tinto Finance USA PLC
08/21/22	2.875%	780,000	732,904
Vale Overseas Ltd.
11/21/36	6.875%	1,270,000	1,295,002
Total			4,399,966
Non-Captive Consumer 0.2%
Discover Financial Services Senior Unsecured
11/21/22	3.850%	1,998,000	1,933,241
Non-Captive Diversified 0.9%
GE Capital Trust I (a)
11/15/67	6.375%	545,000	596,775
General Electric Capital Corp.
Senior Unsecured
09/07/22	3.150%	1,905,000	1,867,551
01/09/23	3.100%	4,240,000	4,086,911
General Electric Capital Corp. (a)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Non-Captive Diversified (continued)
Subordinated Notes
11/15/67	6.375%	$826,000	$896,210
Total			7,447,447
Oil Field Services 0.3%
Halliburton Co. Senior Unsecured
09/15/18	5.900%	1,130,000	1,323,355
Weatherford International Ltd.
03/15/38	7.000%	785,000	888,222
Total			2,211,577
Other Industry 0.5%
President and Fellows of Harvard College
10/01/37	3.619%	315,000	282,597
Senior Notes
10/15/40	4.875%	1,930,000	2,088,801
President and Fellows of Harvard College (b)
01/15/39	6.500%	1,460,000	1,920,376
Total			4,291,774
Pharmaceuticals 0.4%
Johnson & Johnson Senior Unsecured
05/15/41	4.850%	2,617,000	2,862,676
Property & Casualty 0.2%
Transatlantic Holdings, Inc. Senior Unsecured
11/30/39	8.000%	1,200,000	1,542,475
Railroads 0.7%
BNSF Funding Trust I (a)
12/15/55	6.613%	1,635,000	1,796,456
Burlington Northern Santa Fe LLC Senior Unsecured
08/15/30	7.950%	915,000	1,233,154
CSX Corp. Senior Unsecured
05/30/42	4.750%	415,000	414,070
Union Pacific Corp.
Senior Unsecured
08/15/18	5.700%	1,010,000	1,171,626
02/15/19	2.250%	1,195,000	1,208,818
Total			5,824,124
REITs 0.3%
Duke Realty LP
08/15/19	8.250%	1,944,600	2,418,800

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Restaurants 0.8%
McDonald’s Corp.
Senior Unsecured
02/01/39	5.700%	$890,000	$1,042,729
07/15/40	4.875%	1,160,000	1,241,032
05/01/43	3.625%	2,288,000	2,010,065
Yum! Brands, Inc.
Senior Unsecured
11/01/23	3.875%	2,086,000	2,075,731
11/01/43	5.350%	45,000	45,502
Total			6,415,059
Retailers 0.1%
Macy’s Retail Holdings, Inc.
03/15/37	6.375%	815,000	960,742
Supranational 0.3%
European Investment Bank Senior Unsecured
05/30/17	5.125%	2,245,000	2,544,506
Technology 0.7%
Corning, Inc. Senior Unsecured
03/15/42	4.750%	1,310,000	1,319,264
Oracle Corp.
Senior Unsecured
10/15/22	2.500%	4,025,000	3,772,826
07/15/23	3.625%	405,000	410,477
Total			5,502,567
Wireless 0.3%
Cellco Partnership/Verizon Wireless Capital LLC Senior Unsecured
11/15/18	8.500%	1,590,000	2,034,642
Wirelines 2.6%
AT&T, Inc.
Senior Unsecured
06/15/16	5.625%	1,070,000	1,182,799
12/01/22	2.625%	5,740,000	5,223,825
Telefonica Emisiones SAU
04/27/18	3.192%	469,000	482,758
Verizon Communications, Inc.
Senior Unsecured
09/14/18	3.650%	9,233,000	9,822,093
04/01/21	4.600%	950,000	1,027,113
11/01/22	2.450%	1,275,000	1,157,264
Verizon New England, Inc.
11/15/29	7.875%	555,000	668,673

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Wirelines (continued)
Verizon New York, Inc.
04/01/32	7.375%	$1,701,000	$1,983,512
Total			21,548,037
Total Corporate Bonds & Notes (Cost: $218,447,385)			$227,530,646

Residential Mortgage-Backed Securities - Agency 28.0%
Federal Home Loan Mortgage Corp. (c)
06/01/43	3.500%	4,195,299	4,251,055
05/01/41	4.500%	15,610,223	16,771,018
03/01/21-05/01/41	5.000%	2,115,188	2,320,429
12/01/14-12/01/35	7.000%	441,300	491,462
09/01/25-10/01/29	7.500%	59,255	68,298
06/01/26	8.000%	890	1,074
09/01/16	9.500%	225	240
Federal National Mortgage Association (c)
09/01/28-11/01/42	3.000%	9,037,791	8,897,192
05/01/43-08/01/43	3.500%	20,074,772	20,396,291
12/01/40-04/01/41	4.000%	22,920,523	24,056,639
05/01/41-07/01/41	4.500%	24,667,074	26,599,688
09/01/40	5.000%	3,961,864	4,327,041
01/01/40	5.500%	7,240,994	7,983,150
07/01/38	6.000%	5,836,974	6,454,561
06/01/32	7.000%	11,358	12,171
10/01/15-10/01/29	7.500%	26,984	30,604
12/01/29-05/01/30	8.000%	178,989	202,156
08/01/17	8.500%	95	95
10/01/20-12/01/20	10.000%	79,671	87,132
Federal National Mortgage Association (c)(d)
02/19/29	2.500%	13,850,000	13,893,281
02/19/29-02/13/44	3.000%	16,180,000	16,163,860
02/19/29	3.500%	9,250,000	9,750,078
02/13/44	4.000%	7,500,000	7,856,250
Government National Mortgage Association (a)(c)
04/20/22-06/20/28	1.625%	192,528	199,809
07/20/21	2.000%	20,962	21,825
Government National Mortgage Association (c)
06/15/39-03/15/41	4.500%	9,124,776	9,926,542
03/20/28	6.000%	74,274	82,723
05/15/23-12/15/31	6.500%	124,784	140,315

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)
11/15/22-02/15/30	7.000%	$171,937	$190,544
04/15/26-03/15/30	7.500%	216,577	236,236
06/15/25-01/15/30	8.000%	180,610	204,336
01/15/17-12/15/17	8.500%	188,581	204,008
11/15/17-06/15/30	9.000%	132,011	143,572
11/15/17-08/15/20	9.500%	115,804	126,569
05/15/16	10.000%	1,118	1,124
Government National Mortgage Association (c)(d)
02/20/44	3.000%	11,970,000	11,854,041
02/20/44	3.500%	18,000,000	18,514,688
02/20/44	4.000%	9,000,000	9,538,945
Government National Mortgage Association (c)(e)
02/15/41	4.000%	8,016,644	8,508,372
Vendee Mortgage Trust (a)(c)(f)
CMO IO Series 1998-1 Class 2IO
03/15/28	0.375%	3,242,447	28,143
CMO IO Series 1998-3 Class IO
03/15/29	0.189%	4,209,136	13,554
Total Residential Mortgage-Backed Securities - Agency (Cost: $226,326,017)			$230,549,111

Residential Mortgage-Backed Securities - Non-Agency 0.4%
American Mortgage Trust Series 2093-3 Class 3A (a)(c)(g)(h)
07/27/23	8.188%	5,532	3,354
BNPP Mortgage Securities LLC CMO Series 2009-1 Class A1 (b)(c)
08/27/37	6.000%	430,535	451,532
Credit Suisse Mortgage Capital Certificates (a)(b)(c)
CMO Series 2011-16R Class 7A3
12/27/36	3.500%	818,243	832,009
CMO Series 2011-17R Class 2A1
12/27/37	3.400%	850,778	850,034
Springleaf Mortgage Loan Trust CMO Series 2012-1A Class A (a)(b)(c)
09/25/57	2.667%	964,390	984,874
Total Residential Mortgage-Backed Securities - Non-Agency (Cost: $3,084,594)			$3,121,803

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Agency 0.1%
Federal National Mortgage Association (c)
02/01/19	7.785%	$589,584	$641,817
Total Commercial Mortgage-Backed Securities - Agency (Cost: $598,539)			$641,817

Commercial Mortgage-Backed Securities - Non-Agency 8.1%
Aventura Mall Trust Series 2013-AVM Class A (a)(b)(c)
12/05/32	3.743%	4,605,000	4,804,064
Bear Stearns Commercial Mortgage Securities Series 2006-T24 Class A4 (c)
10/12/41	5.537%	4,318,573	4,717,674
COBALT CMBS Commercial Mortgage Trust Series 2007-C3 Class A4 (a)(c)
05/15/46	5.770%	2,600,000	2,879,773
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2007-CD4 Class A4 (c)
12/11/49	5.322%	2,285,000	2,509,432
Commercial Mortgage Pass Through Certificates Series 2012-LC4 Class A4 (c)
12/10/44	3.288%	1,350,000	1,353,105
Credit Suisse Commercial Mortgage Trust Series 2007-C3 Class A4 (a)(c)
06/15/39	5.678%	3,117,702	3,414,158
DBRR Trust Series 2012-EZ1 Class A (b)(c)
09/25/45	0.946%	1,269,077	1,269,210
GS Mortgage Securities Corp. II Series 2007-GG10 Class A4 (a)(c)
08/10/45	5.806%	2,989,000	3,294,742
Greenwich Capital Commercial Funding Corp. (c)
Series 2007-GG11 Class A4
12/10/49	5.736%	3,450,000	3,855,012
Series 2007-GG9 Class A4
03/10/39	5.444%	3,195,000	3,525,791
JPMorgan Chase Commercial Mortgage Securities Corp. (a)(c)
Series 2006-CB15 Class ASB
06/12/43	5.790%	1,013,120	1,052,285
JPMorgan Chase Commercial Mortgage Securities Corp. (c)
Series 2012-LC9 Class A5
12/15/47	2.840%	2,054,000	1,956,757
LB-UBS Commercial Mortgage Trust (a)(c)
Series 2007-C7 Class A3
09/15/45	5.866%	898,810	1,013,567
LB-UBS Commercial Mortgage Trust (c)
Series 2005-C3 Class A5
07/15/30	4.739%	902,007	935,868
Series 2007-C2 Class A3
02/15/40	5.430%	5,053,544	5,589,331

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)
Merrill Lynch Mortgage Investors, Inc. CMO IO Series 1998-C3 Class IO (a)(c)(f)
12/15/30	1.067%	$458,220	$11,254
Merrill Lynch/Countrywide Commercial Mortgage Trust (a)(c)
Series 2007-6 Class A4
03/12/51	5.485%	3,875,000	4,282,821
Series 2007-8 Class A3
08/12/49	5.894%	3,800,000	4,273,309
Morgan Stanley Capital I, Inc. Series 2007-IQ15 Class A4 (a)(c)
06/11/49	5.908%	7,075,000	7,923,271
Morgan Stanley Re-Remic Trust Series 2010-GG10 Class A4A (a)(b)(c)
08/15/45	5.806%	5,469,000	6,005,017
WF-RBS Commercial Mortgage Trust Series 2012-C9 Class A3 (c)
11/15/45	2.870%	1,825,000	1,745,209
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost: $65,859,498)			$66,411,650

Asset-Backed Securities - Agency 3.2%
Small Business Administration Participation Certificates
Series 2012-20G Class 1
07/01/32	2.380%	398,721	384,591
Series 2012-20L Class 1
12/01/32	1.930%	413,354	382,401
Series 2013-20B Class 1
02/01/33	2.210%	2,926,531	2,761,340
Series 2013-20C Class 1
03/01/33	2.220%	1,515,937	1,434,970
Series 2013-20D Class 1
04/01/33	2.080%	4,413,575	4,106,819
Series 2013-20F Class 1
06/01/33	2.450%	2,613,953	2,496,191
Series 2013-20G Class 1
07/01/33	3.150%	960,353	953,336
Series 2013-20H Class 1
08/01/33	3.160%	4,615,000	4,589,914
Series 2013-20I Class 1
09/01/33	3.620%	3,040,000	3,112,473
Series 2013-20K Class 1
11/01/33	3.380%	1,215,000	1,241,328
Small Business Administration Participation Certificates (h)
Series 2013-20L Class 1
12/01/33	3.380%	3,810,000	3,867,832
Series 2014-20A Class 1
01/01/34	3.460%	925,000	943,057
Total Asset-Backed Securities - Agency (Cost: $26,833,323)			$26,274,252

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency 9.3%
Ally Auto Receivables Trust Series 2013-2 Class A3
01/15/18	0.790%	$5,530,000	$5,538,464
Ally Master Owner Trust Series 2012-5 Class A
09/15/19	1.540%	1,120,000	1,116,706
American Express Credit Account Master Trust Series 2013-3 Class A
05/15/19	0.980%	2,030,000	2,031,501
BMW Vehicle Lease Trust Series 2013-1 Class A3
09/21/15	0.540%	2,525,000	2,526,291
BMW Vehicle Owner Trust
Series 2011-A Class A3
08/25/15	0.760%	680,508	681,269
Series 2013-A Class A3
11/27/17	0.670%	3,915,000	3,915,597
CNH Equipment Trust Series 2011-B Class A3
08/15/16	0.910%	470,505	471,317
Capital Auto Receivables Asset Trust/Ally Series 2013-1 Class A2
07/20/16	0.620%	3,200,000	3,199,820
Capital One Multi-Asset Execution Trust Series 2013-A3 Class A3
09/16/19	0.960%	6,045,000	6,023,500
Chase Issuance Trust Series 2013-A8 Class A8
10/15/18	1.010%	6,080,000	6,089,345
Citigroup Mortgage Loan Trust, Inc. Series 2005-WF2 Class MF1 (a)
08/25/35	5.517%	1,851,305	68,409
Conseco Financial Corp. Series 1996-5 Class A7 (a)
07/15/27	8.250%	31,353	31,477
Equity One ABS, Inc. Series 2004-3 Class AV2 (a)
07/25/34	0.498%	355,985	176,550
Ford Credit Auto Owner Trust Series 2013-D Class A3
04/15/18	0.670%	7,970,000	7,968,110
Ford Credit Floorplan Master Owner Trust Series 2013-1 Class A1
01/15/18	0.850%	1,900,000	1,901,396
Honda Auto Receivables Owner Trust
Series 2013-1 Class A3
11/21/16	0.480%	4,600,000	4,600,966
Series 2013-4 Class A3
09/18/17	0.690%	6,550,000	6,554,617
Mercedes-Benz Auto Lease Trust Series 2013-B Class A3
07/15/16	0.620%	4,455,000	4,453,519

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
Nissan Auto Lease Trust Series 2013-B Class A3
06/15/16	0.750%	$2,705,000	$2,709,944
Nissan Auto Lease Series 2013-A Class A3
04/15/16	0.610%	3,200,000	3,202,343
Porsche Innovative Lease Owner Trust Series 2013-1 Class A3 (b)
08/22/16	0.700%	2,900,000	2,902,792
SMART Trust
Series 2013-1US Class A3A
09/14/16	0.840%	1,738,000	1,737,007
SMART Trust (b)
Series 2012-1USA Class A4A
12/14/17	2.010%	1,725,000	1,741,295
Volkswagen Auto Loan Enhanced Trust Series 2013-2 Class A3
04/20/18	0.700%	5,240,000	5,237,368
World Financial Network Credit Card Master Trust Series 2013-B Class A
03/16/20	0.910%	1,940,000	1,933,125
Total Asset-Backed Securities - Non-Agency (Cost: $78,737,176)			$76,812,728

U.S. Treasury Obligations 12.9%
U.S. Treasury
12/31/15	0.250%	22,731,000	22,705,246
01/15/17	0.750%	14,834,000	14,864,128
12/31/20	2.375%	2,299,000	2,336,897
08/15/43	3.625%	13,668,300	13,670,432
U.S. Treasury (e)
11/15/23	2.750%	14,270,800	14,373,371
12/31/18	1.500%	21,024,100	21,037,240
U.S. Treasury (i)
STRIPS
11/15/18	0.000%	7,057,000	6,578,846
11/15/19	0.000%	4,135,000	3,712,134
02/15/40	0.000%	14,141,000	5,344,916
11/15/41	0.000%	5,013,000	1,746,735
Total U.S. Treasury Obligations (Cost: $104,915,994)			$106,369,945

U.S. Government & Agency Obligations 7.1%
Federal National Mortgage Association
05/27/15	0.500%	500,000	501,650
Residual Funding Corp. (i)
STRIPS
10/15/19	0.000%	11,775,000	10,415,376
07/15/20	0.000%	2,114,000	1,802,496
10/15/20	0.000%	18,760,000	15,810,928
01/15/21	0.000%	26,765,000	22,293,398

Issuer	Coupon Rate	Principal Amount	Value

U.S. Government & Agency Obligations (continued)
01/15/30	0.000%	$14,000,000	$7,589,568
Total U.S. Government & Agency Obligations (Cost: $52,778,036)			$58,413,416

Foreign Government Obligations(j) 1.6%
BRAZIL 0.1%
Brazilian Government International Bond Senior Unsecured
01/07/41	5.625%	1,232,000	1,155,000
CHILE 0.1%
Chile Government International Bond Senior Unsecured
10/30/22	2.250%	430,000	388,075
COLOMBIA 0.2%
Colombia Government International Bond Senior Unsecured
01/18/41	6.125%	1,212,000	1,261,709
ITALY 0.1%
Republic of Italy Senior Unsecured
09/27/23	6.875%	760,000	923,096
MEXICO 0.6%
Mexico Government International Bond Senior Unsecured
03/15/22	3.625%	2,033,000	2,000,472
Pemex Project Funding Master Trust
03/01/18	5.750%	2,650,000	2,928,912
Total			4,929,384
POLAND 0.1%
Poland Government International Bond Senior Unsecured
03/23/22	5.000%	830,000	888,100
QATAR 0.4%
Nakilat, Inc. Senior Secured (b)
12/31/33	6.067%	2,615,000	2,771,900

Issuer	Coupon Rate	Principal Amount	Value

Foreign Government Obligations (j) (continued)
QATAR (CONTINUED)
Ras Laffan Liquefied Natural Gas Co., Ltd. III Senior Secured (b)
09/30/16	5.832%	$842,710	$895,379
Total			3,667,279
Total Foreign Government Obligations (Cost: $12,732,493)			$13,212,643

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 2.0%
California 0.8%
Los Angeles Unified School District Unlimited General Obligation Bonds Build America Bonds Series 2009
07/01/34	5.750%	2,485,000	2,930,088
State of California
Unlimited General Obligation Bonds
Taxable
Series 2010
11/01/15	3.950%	835,000	884,716
Taxable Build America Bonds
Series 2009
04/01/39	7.550%	1,720,000	2,400,209
Unlimited General Obligation Taxable Bonds
Various Purpose
Series 2009-3
04/01/14	5.250%	260,000	262,120
Total			6,477,133
Georgia 0.1%
State of Georgia Unlimited General Obligation Refunding Bonds Series 2013C
10/01/23	4.000%	535,000	593,647
Illinois 0.5%
City of Chicago Waterworks
Refunding Revenue Bonds
2nd Lien
Series 2012
11/01/42	5.000%	635,000	638,531
Revenue Bonds
Build America Bonds
Series 2010
11/01/40	6.742%	865,000	1,004,559
State of Illinois Unlimited General Obligation Bonds Series 2011
03/01/16	4.961%	2,080,000	2,246,753
Total			3,889,843

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
Kentucky 0.3%
Kentucky Asset Liability Commission Revenue Bonds Taxable Series 2010
04/01/18	3.165%	$2,462,989	$2,545,598
Ohio 0.3%
JobsOhio Beverage System
Taxable Revenue Bonds
Series 2013-B
01/01/29	3.985%	1,405,000	1,331,083
Series 2013-B
01/01/35	4.532%	1,310,000	1,253,801
Total			2,584,884
Total Municipal Bonds (Cost: $14,696,904)			$16,091,105

Issuer	Coupon Rate	Principal Amount	Value

Preferred Debt 1.7%
Banking 1.4%
Citigroup Capital XIII (a)
10/30/40	7.875%	125,065	$3,393,014
PNC Financial Services Group, Inc. (The) (a)
12/31/49	6.125%	162,050	4,129,034
U.S. Bancorp (a)
12/31/49	6.500%	123,575	3,355,061
Wells Fargo & Co. (a)
12/31/49	5.850%	50,000	1,207,500
Total			12,084,609
Property & Casualty 0.3%
Allstate Corp. (The) (a)
01/15/53	5.100%	95,000	2,318,000
Total Preferred Debt (Cost: $14,346,243)			$14,402,609

Issuer		Shares	Value

Common Stocks —%
CONSUMER STAPLES —%
Beverages —%
Crimson Wine Group Ltd. (k)		3	25

Issuer		Shares	Value

Common Stocks (continued)
FINANCIALS —%
Diversified Financial Services —%
Leucadia National Corp.		39	$1,066
TOTAL FINANCIALS			1,066
Total Common Stocks (Cost: $—)			$1,091

Issuer	Effective Yield	Principal Amount	Value

Treasury Bills 2.8%
United States 2.8%
U.S. Treasury Bills
04/17/14	0.030%	23,000,000	$22,998,597

Issuer	Effective Yield	Principal Amount	Value

Treasury Bills (continued)
United States (continued)
Total Treasury Bills (Cost: $22,999,113)			$22,998,597

		Shares	Value

Money Market Funds 5.4%
Columbia Short-Term Cash Fund, 0.077% (l)(m)		44,325,392	$44,325,392
Total Money Market Funds (Cost: $44,325,392)			$44,325,392
Total Investments (Cost: $886,680,707) (n)			$907,156,805(o)
Other Assets & Liabilities, Net			(84,841,118)
Net Assets			$822,315,687

Investments in Derivatives Futures Contracts Outstanding at January 31, 2014

At January 31, 2014, securities totaling $3,089,882 were pledged as collateral to cover initial margin requirements on open futures contracts.

Contract Description	Number of Contracts Long (Short)	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
US 10YR NOTE	(394)	USD	(49,545,500)	03/20/14	—	(210,140)
US 2YR NOTE	114	USD	25,103,157	03/31/14	696	—
US 5YR NOTE	26	USD	3,136,250	03/31/14	8,483	—
US LONG BOND	(297)	USD	(39,677,344)	03/20/14	—	(903,575)
US ULTRA T-BOND	(62)	USD	(8,916,375)	03/20/14	—	(330,480)
Total					9,179	(1,444,195)

Credit Default Swap Contracts Outstanding at January 31, 2014

At January 31, 2014, securities totaling $957,494 were pledged as collateral to cover open credit default swap contracts.

*At January 31, 2014, securities totaling $600,978 were received from broker as collateral to cover open centrally cleared swap contracts.

Buy Protection

Counterparty	Reference Entity	Expiration Date	Pay Fixed Rate (%)	Notional Amount ($)	Market Value ($)	Unamortized Premium (Paid) Received ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Morgan Stanley	Barclays Bank, PLC	06/20/18	1.00	2,995,000	(14,401)	(74,362)	(3,577)	—	(92,340)
JPMorgan	CDX North America Investment Grade 20	06/20/18	1.00	44,155,000	(697,432)	323,565	(52,741)	—	(426,608)
Citibank	Nucor Corp.	09/20/18	1.00	2,270,000	(52,469)	15,030	(2,711)	—	(40,150)
Goldman Sachs International	Nucor Corp.	09/20/18	1.00	900,000	(20,803)	7,154	(1,075)	—	(14,724)
Barclays	Telecom Italia SPA	09/20/18	1.00	1,060,000	67,131	(96,418)	(1,266)	—	(30,553)
Goldman Sachs International	Bank of America Corp.	12/20/18	1.00	4,125,000	(19,366)	26,937	(4,927)	2,644	—
Morgan Stanley*	CDX North America Investment Grade 21-V1	12/20/18	1.00	4,770,000	(29,010)	—	(5,697)	—	(34,707)
Total								2,644	(639,082)

Interest Rate Swap Contracts Outstanding at January 31, 2014

At January 31, 2014, securities totaling $5,345 were received from broker as collateral to cover open centrally cleared swap contracts.

Counterparty	Floating Rate Index	Fund Pay/Receive Floating Rate	Fixed Rate (%)	Expiration Date	Notional Currency	Notional Amount	Unamortized Premium (Paid) Received ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Morgan Stanley	3-Month USD LIBOR-BBA	Receive	0.8160	09/25/16	USD	85,000	(26)	—	(550)

Notes to Portfolio of Investments
(a)	Variable rate security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2014, the value of these securities amounted to $40,771,110 or 4.96% of net assets.

(c)

The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(d)	Represents a security purchased on a when-issued or delayed delivery basis.
(e)

This security, or a portion of this security, has been pledged as collateral in connection with open futures contracts and swap contracts. These values are denoted within the Investments in Derivatives section of the Portfolio of Investments.

(f)	Interest Only (IO) security. The actual effective yield of this security is different than the stated coupon rate.
(g)

Identifies issues considered by the Investment Manager to be illiquid as to their marketability. The aggregate value of such securities at January 31, 2014 was $3,354, representing less than 0.01% of net assets. Information concerning such security holdings at January 31, 2014 is as follows:

Security Description	Acquisition Dates	Cost ($)
American Mortgage Trust
Series 2093-3 Class 3A
07/27/23 8.188%	10/22/10 - 10/12/11	3,686

(h)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At January 31, 2014, the value of these securities amounted to $4,814,243, which represents 0.59% of net assets.

(i)	Zero coupon bond.
(j)	Principal and interest may not be guaranteed by the government.
(k)	Non-income producing.
(l)	The rate shown is the seven-day current annualized yield at January 31, 2014.
(m)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended January 31, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	5,431,696	564,239,632	(525,345,936)	44,325,392	17,206	44,325,392

(n)

At January 31, 2014, the cost of securities for federal income tax purposes was approximately $886,681,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$29,518,000
Unrealized Depreciation	(9,042,000)
Net Unrealized Appreciation	$20,476,000

(o)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend
CMO	Collateralized Mortgage Obligation
STRIPS	Separate Trading of Registered Interest and Principal Securities

Currency Legend
USD	US Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                  Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                  Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                  Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2014:

	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
Description	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Bonds
Corporate Bonds & Notes	—	227,530,646	—	227,530,646
Residential Mortgage-Backed Securities - Agency	—	230,549,111	—	230,549,111
Residential Mortgage-Backed Securities - Non-Agency	—	3,118,449	3,354	3,121,803
Commercial Mortgage-Backed Securities - Agency	—	641,817	—	641,817
Commercial Mortgage-Backed Securities - Non-Agency	—	65,142,440	1,269,210	66,411,650
Asset-Backed Securities - Agency	—	21,463,363	4,810,889	26,274,252
Asset-Backed Securities - Non-Agency	—	76,812,728	—	76,812,728
U.S. Treasury Obligations	88,987,314	17,382,631	—	106,369,945
U.S. Government & Agency Obligations	—	58,413,416	—	58,413,416
Foreign Government Obligations	—	13,212,643	—	13,212,643
Municipal Bonds	—	16,091,105	—	16,091,105
Preferred Debt	14,402,609	—	—	14,402,609
Total Bonds	103,389,923	730,358,349	6,083,453	839,831,725
Equity Securities
Common Stocks
Consumer Staples	25	—	—	25
Financials	1,066	—	—	1,066
Total Equity Securities	1,091	—	—	1,091
Short-Term Securities
Treasury Bills	22,998,597	—	—	22,998,597
Total Short-Term Securities	22,998,597	—	—	22,998,597
Mutual Funds
Money Market Funds	44,325,392	—	—	44,325,392
Total Mutual Funds	44,325,392	—	—	44,325,392
Investments in Securities	170,715,003	730,358,349	6,083,453	907,156,805
Derivatives
Assets
Futures Contracts	9,179	—	—	9,179
Swap Contracts	—	2,644	—	2,644
Liabilities
Futures Contracts	(1,444,195)	—	—	(1,444,195)
Swap Contracts	—	(639,632)	—	(639,632)
Total	169,279,987	729,721,361	6,083,453	905,084,801

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The Fund does not hold any significant investments with unobservable inputs which are categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.

Certain commercial and asset backed securities classified as Level 3 are valued using the market approach and utilize single market quotations from broker dealers which may have included, but not limited to, the distressed nature of the security and observable transactions for similar assets in the market. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Certain residential mortgage backed securities classified as Level 3 securities are valued using the market approach.  To determine fair value for these securities, management considered various factors which may have included, but were not limited to, estimated cash flows of the securities, discount rates observed in the market for similar assets as well as observed yields on securities management deemed comparable.  Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.  Generally, a change in observable yields on comparable securities would result in a directionally similar change to discount rates.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments

Columbia Corporate Income Fund

January 31, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes 91.3%

Aerospace & Defense 2.4%

ADS Tactical, Inc. Senior Secured (a)
04/01/18	11.000%	$446,000	$423,700
Bombardier, Inc. (a)
Senior Unsecured
05/01/14	6.300%	105,000	106,313
03/15/20	7.750%	188,000	207,975
L-3 Communications Corp.
02/15/21	4.950%	14,200,000	15,229,741
Northrop Grumman Corp.
Senior Unsecured
03/15/21	3.500%	10,389,000	10,608,312
08/01/23	3.250%	7,425,000	7,110,336
Oshkosh Corp.
03/01/17	8.250%	149,000	155,705
TransDigm, Inc.
10/15/20	5.500%	31,000	30,690
07/15/21	7.500%	278,000	300,935
Total			34,173,707

Airlines —%

Continental Airlines Pass-Through Trust Series 1997-1 Class A
04/01/15	7.461%	294,563	303,032

Automotive 0.2%

Allison Transmission, Inc. (a)
05/15/19	7.125%	330,000	355,575
American Axle & Manufacturing, Inc.
02/15/19	5.125%	211,000	216,802
03/15/21	6.250%	376,000	399,500
Chrysler Group LLC/Co-Issuer, Inc.
Secured
06/15/19	8.000%	317,000	345,134
06/15/21	8.250%	235,000	263,494
Dana Holding Corp. Senior Unsecured
02/15/19	6.500%	65,000	69,063
General Motors Co. Senior Unsecured (a)
10/02/23	4.875%	400,000	405,000
Jaguar Land Rover Automotive PLC (a)
12/15/18	4.125%	240,000	241,800
02/01/23	5.625%	144,000	146,880
Visteon Corp.
04/15/19	6.750%	757,000	796,742
Total			3,239,990

Banking 3.7%

Ally Financial, Inc.
02/15/17	5.500%	633,000	682,849
03/15/20	8.000%	668,000	796,590

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Banking (continued)

Bank of America Corp. Senior Unsecured
07/24/23	4.100%	$12,650,000	$12,762,914
Citigroup, Inc. Senior Unsecured
10/25/23	3.875%	19,025,000	18,765,080
Goldman Sachs Group, Inc. (The) Senior Unsecured
01/22/23	3.625%	14,228,000	13,854,591
HSBC Holdings PLC Senior Unsecured
03/30/22	4.000%	4,580,000	4,745,727
Synovus Financial Corp. Senior Unsecured
02/15/19	7.875%	912,000	1,026,000
Washington Mutual Bank Subordinated Notes (b)(c)(d)
01/15/15	5.125%	6,350,000	9,525
Total			52,643,276

Brokerage 0.1%

E*TRADE Financial Corp. Senior Unsecured
11/15/19	6.375%	466,000	500,950
Nuveen Investments, Inc. (a)
Senior Unsecured
10/15/17	9.125%	156,000	159,900
10/15/20	9.500%	366,000	377,895
Total			1,038,745

Building Materials 0.2%

Allegion US Holding Co., Inc. (a)
10/01/21	5.750%	327,000	337,627
American Builders & Contractors Supply Co., Inc. Senior Unsecured (a)
04/15/21	5.625%	627,000	633,270
Gibraltar Industries, Inc.
02/01/21	6.250%	181,000	187,561
HD Supply, Inc.
07/15/20	7.500%	390,000	416,325
Secured
04/15/20	11.000%	315,000	374,062
Nortek, Inc.
12/01/18	10.000%	45,000	49,613
04/15/21	8.500%	747,000	825,435
Ply Gem Industries, Inc. (a)
02/01/22	6.500%	202,000	198,970
USG Corp. (a)
11/01/21	5.875%	117,000	124,313
Total			3,147,176

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Chemicals 1.4%

Axalta Coating Systems U.S. Holdings, Inc/Dutch Holding B BV (a)
05/01/21	7.375%	$290,000	$312,475
Celanese U.S. Holdings LLC
06/15/21	5.875%	293,000	312,045
Dow Chemical Co. (The) Senior Unsecured
11/15/22	3.000%	6,435,000	6,060,129
Huntsman International LLC
11/15/20	4.875%	264,000	260,040
03/15/21	8.625%	73,000	82,307
JM Huber Corp. Senior Notes (a)
11/01/19	9.875%	520,000	599,300
LYB International Finance BV
07/15/23	4.000%	3,020,000	3,046,999
LyondellBasell Industries NV Senior Unsecured
04/15/19	5.000%	6,455,000	7,227,399
Momentive Performance Materials, Inc.
Senior Secured
10/15/20	8.875%	472,000	505,040
10/15/20	10.000%	109,000	116,085
NOVA Chemicals Corp. Senior Unsecured (a)
08/01/23	5.250%	379,000	388,475
PQ Corp. Secured (a)
05/01/18	8.750%	1,101,000	1,205,375
Total			20,115,669

Construction Machinery 0.6%

Ashtead Capital, Inc. Secured (a)
07/15/22	6.500%	175,000	187,250
CNH Capital LLC
04/15/18	3.625%	4,120,000	4,166,350
Case New Holland, Inc.
12/01/17	7.875%	1,716,000	2,009,865
Columbus McKinnon Corp.
02/01/19	7.875%	559,000	603,720
Neff Rental LLC/Finance Corp. Secured (a)
05/15/16	9.625%	408,000	428,400
United Rentals North America, Inc.
05/15/20	7.375%	867,000	961,286
04/15/22	7.625%	175,000	196,875
Secured
07/15/18	5.750%	109,000	116,494
Senior Unsecured

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Construction Machinery (continued)

02/01/21	8.250%	$120,000	$134,700
Total			8,804,940

Consumer Cyclical Services 0.2%

ADT Corp. (The) Senior Unsecured (a)
10/15/21	6.250%	275,000	284,336
APX Group, Inc.
12/01/20	8.750%	317,000	322,548
Senior Secured
12/01/19	6.375%	629,000	632,145
APX Group, Inc. (a)
12/01/20	8.750%	171,000	173,565
Corrections Corp. of America
05/01/23	4.625%	116,000	108,750
Goodman Networks, Inc.
Senior Secured
07/01/18	12.125%	107,000	113,420
Goodman Networks, Inc. (a)
Senior Secured
07/01/18	12.375%	209,000	220,495
Monitronics International, Inc.
04/01/20	9.125%	517,000	555,775
Service Corp., International Senior Unsecured (a)
01/15/22	5.375%	177,000	178,991
Total			2,590,025

Consumer Products 0.7%

Alphabet Holding Co., Inc. Senior Unsecured (a)
11/01/17	7.750%	210,000	216,300
Clorox Co. (The) Senior Unsecured
09/15/22	3.050%	5,185,000	4,969,470
Libbey Glass, Inc. Senior Secured
05/15/20	6.875%	225,000	242,719
Reckitt Benckiser Treasury Services PLC (a)
09/21/18	2.125%	2,820,000	2,830,922
Serta Simmons Holdings LLC Senior Unsecured (a)
10/01/20	8.125%	369,000	400,365
Spectrum Brands, Inc.
11/15/20	6.375%	720,000	765,000
Springs Window Fashions LLC Senior Secured (a)
06/01/21	6.250%	275,000	277,750
Tempur Sealy International, Inc.
12/15/20	6.875%	497,000	543,593
Total			10,246,119

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Diversified Manufacturing 0.1%

Amsted Industries, Inc. Senior Notes (a)
03/15/18	8.125%	$375,000	$392,813
Gardner Denver, Inc. Senior Unsecured (a)
08/15/21	6.875%	691,000	692,727
Hamilton Sundstrand Corp. Senior Unsecured (a)
12/15/20	7.750%	653,000	692,180
Total			1,777,720

Electric 16.5%

Appalachian Power Co. Senior Unsecured
03/30/21	4.600%	8,345,000	9,161,433
CMS Energy Corp.
Senior Unsecured
09/30/15	4.250%	995,000	1,043,774
12/15/15	6.875%	10,205,000	11,269,596
02/01/20	6.250%	2,205,000	2,589,305
03/15/22	5.050%	3,150,000	3,488,376
03/31/43	4.700%	2,435,000	2,369,250
Calpine Corp. Senior Secured (a)
02/15/21	7.500%	321,000	350,693
Connecticut Light & Power Co. (The) 1st Refunding Mortgage
01/15/23	2.500%	1,873,000	1,759,721
DTE Energy Co.
Senior Unsecured
06/01/16	6.350%	14,800,000	16,513,662
12/01/23	3.850%	9,645,000	9,790,013
Dominion Resources, Inc.
Senior Unsecured
03/15/21	4.450%	1,080,000	1,163,387
09/15/22	2.750%	18,627,000	17,455,604
09/15/42	4.050%	1,975,000	1,739,033
Duke Energy Corp.
Senior Unsecured
09/15/21	3.550%	17,925,000	18,387,178
10/15/23	3.950%	4,890,000	4,982,304
Indiana Michigan Power Co.
Senior Unsecured
12/01/15	5.650%	1,500,000	1,602,757
03/15/23	3.200%	13,250,000	12,725,552
Ipalco Enterprises, Inc. Senior Secured (a)
04/01/16	7.250%	330,000	362,175
MidAmerican Energy Holdings Co. Senior Unsecured (a)
11/15/43	5.150%	11,900,000	12,606,048
NRG Energy, Inc. (a)
07/15/22	6.250%	790,000	793,950

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Electric (continued)

Oncor Electric Delivery Co. LLC
Senior Secured
09/30/17	5.000%	$4,000,000	$4,454,928
06/01/42	5.300%	5,465,000	5,971,409
PPL Capital Funding, Inc.
06/01/23	3.400%	20,430,000	19,458,983
PSEG Power LLC
11/15/18	2.450%	1,295,000	1,301,573
PacifiCorp 1st Mortgage
06/01/23	2.950%	8,525,000	8,223,266
Pacific Gas & Electric Co.
Senior Unsecured
10/01/20	3.500%	6,619,000	6,903,855
11/15/43	5.125%	6,255,000	6,632,414
Progress Energy, Inc.
Senior Unsecured
12/01/19	4.875%	955,000	1,064,184
04/01/22	3.150%	16,250,000	15,887,706
Southern California Edison Co.
1st Refunding Mortgage
06/01/21	3.875%	13,024,000	13,886,236
10/01/43	4.650%	2,410,000	2,499,322
TransAlta Corp. Senior Unsecured
01/15/15	4.750%	9,315,000	9,641,852
Xcel Energy, Inc. Senior Unsecured
05/15/20	4.700%	7,145,000	8,001,350
Total			234,080,889

Entertainment 0.6%

AMC Entertainment, Inc.
12/01/20	9.750%	51,000	58,523
Activision Blizzard, Inc. (a)
09/15/21	5.625%	1,040,000	1,076,400
Six Flags, Inc. (a)(b)(d)(e)(f)
06/01/14	9.625%	259,000	—
Time Warner, Inc.
03/29/41	6.250%	6,360,000	7,310,667
Total			8,445,590

Environmental 1.3%

Waste Management, Inc.
06/30/20	4.750%	8,000,000	8,816,376
09/15/22	2.900%	9,400,000	8,905,739
Total			17,722,115

Food and Beverage 6.7%

ConAgra Foods, Inc.
Senior Unsecured
06/15/17	5.819%	4,925,000	5,593,485
09/15/22	3.250%	13,103,000	12,656,424

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Food and Beverage (continued)

01/25/23	3.200%	$2,005,000	$1,913,398
Darling International, Inc. (a)
01/15/22	5.375%	425,000	428,188
Diageo Capital PLC
04/29/23	2.625%	10,003,000	9,305,361
Heineken NV (a)
Senior Unsecured
04/01/22	3.400%	13,875,000	13,810,231
04/01/23	2.750%	9,884,000	9,185,132
PepsiCo, Inc. Senior Unsecured
03/01/23	2.750%	19,325,000	18,270,299
SABMiller Holdings, Inc. (a)
01/15/22	3.750%	23,480,000	24,038,096
Total			95,200,614

Gaming 0.3%

Boyd Gaming Corp.
07/01/20	9.000%	72,000	77,940
Caesars Entertainment Operating Co., Inc. Senior Secured
02/15/20	9.000%	686,000	665,420
MGM Resorts International
03/01/18	11.375%	233,000	299,405
10/01/20	6.750%	616,000	663,740
PNK Finance Corp. (a)
08/01/21	6.375%	666,000	682,650
Penn National Gaming, Inc. Senior Unsecured (a)
11/01/21	5.875%	241,000	233,167
Seminole Tribe of Florida, Inc. (a)
Senior Secured
10/01/20	6.535%	251,000	277,355
Senior Unsecured
10/01/20	7.804%	390,000	414,968
Seneca Gaming Corp. (a)
12/01/18	8.250%	633,000	680,475
Studio City Finance Ltd. (a)
12/01/20	8.500%	317,000	356,625
Tunica-Biloxi Gaming Authority Senior Unsecured (a)
11/15/15	9.000%	203,000	178,133
Total			4,529,878

Gas Distributors 1.4%

Sempra Energy Senior Unsecured
12/01/23	4.050%	19,890,000	20,186,003

Gas Pipelines 9.2%

Access Midstream Partners LP/Finance Corp.

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Gas Pipelines (continued)

04/15/21	5.875%	$82,000	$86,920
05/15/23	4.875%	752,000	736,960
CenterPoint Energy Resources Corp. Senior Unsecured
11/01/17	6.125%	7,966,000	9,168,587
Crestwood Midstream Partners LP/Corp. (a)
03/01/22	6.125%	206,000	210,120
El Paso LLC Senior Secured
09/15/20	6.500%	1,139,000	1,220,581
Energy Transfer Partners LP Senior Unsecured
02/01/43	5.150%	2,715,000	2,513,740
Enterprise Products Operating LLC
03/15/23	3.350%	4,410,000	4,286,176
Hiland Partners LP/Finance Corp. (a)
10/01/20	7.250%	1,316,000	1,408,120
Kinder Morgan Energy Partners LP
Senior Unsecured
09/01/22	3.950%	10,032,000	9,984,308
02/15/23	3.450%	13,410,000	12,645,429
MarkWest Energy Partners LP/Finance Corp.
06/15/22	6.250%	496,000	529,480
02/15/23	5.500%	753,000	756,765
07/15/23	4.500%	231,000	217,717
Midcontinent Express Pipeline LLC Senior Unsecured (a)
09/15/14	5.450%	9,295,000	9,470,871
NiSource Finance Corp.
02/15/23	3.850%	1,453,000	1,440,325
Northwest Pipeline LLC Senior Unsecured
04/15/17	5.950%	8,479,000	9,586,025
Plains All American Pipeline LP/Finance Corp. Senior Unsecured
06/01/22	3.650%	16,563,000	16,613,815
Regency Energy Partners LP/Finance Corp.
07/15/21	6.500%	812,000	862,750
11/01/23	4.500%	320,000	291,600
Rockies Express Pipeline LLC Senior Unsecured (a)
04/15/15	3.900%	12,795,000	12,779,006
Sabine Pass Liquefaction LLC Senior Secured (a)
03/15/22	6.250%	598,000	598,000
Southern Natural Gas Co. LLC Senior Unsecured (a)
04/01/17	5.900%	16,345,000	18,509,634
Southern Star Central Corp.
Senior Unsecured
03/01/16	6.750%	65,000	65,163
Southern Star Central Corp. (a)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Gas Pipelines (continued)

Senior Unsecured
03/01/16	6.750%	$375,000	$375,937
TransCanada PipeLines Ltd. Senior Unsecured
10/16/23	3.750%	5,170,000	5,146,549
Transcontinental Gas Pipe Line Co. LLC
Senior Unsecured
04/15/16	6.400%	8,983,000	9,995,025
08/01/42	4.450%	263,000	242,876
Total			129,742,479

Health Care 1.7%

Amsurg Corp.
11/30/20	5.625%	276,000	287,040
Biomet, Inc.
08/01/20	6.500%	668,000	712,255
10/01/20	6.500%	275,000	285,313
CHS/Community Health Systems, Inc.
Senior Secured
08/15/18	5.125%	825,000	871,406
CHS/Community Health Systems, Inc. (a)
02/01/22	6.875%	565,000	579,125
Senior Secured
08/01/21	5.125%	103,000	103,644
Cardinal Health, Inc. Senior Unsecured
03/15/23	3.200%	6,404,000	6,174,570
ConvaTec Finance International SA Senior Unsecured PIK (a)
01/15/19	8.250%	303,000	311,333
ConvaTec Healthcare E SA Senior Unsecured (a)
12/15/18	10.500%	882,000	981,225
DaVita HealthCare Partners, Inc.
08/15/22	5.750%	795,000	813,881
Emdeon, Inc.
12/31/19	11.000%	392,000	451,290
Fresenius Medical Care U.S. Finance II, Inc. (a)
07/31/19	5.625%	192,000	204,000
Fresenius Medical Care U.S. Finance, Inc. (a)
09/15/18	6.500%	383,000	431,354
HCA, Inc. Senior Secured
02/15/20	6.500%	1,171,000	1,291,027
Healthcare Technology Intermediate, Inc. Senior Unsecured PIK (a)
09/01/18	7.375%	55,000	56,925
IMS Health, Inc. Senior Unsecured (a)
11/01/20	6.000%	352,000	373,120

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Health Care (continued)

Kinetic Concepts, Inc./KCI U.S.A., Inc. Secured
11/01/18	10.500%	$263,000	$302,450
LifePoint Hospitals, Inc. (a)
12/01/21	5.500%	299,000	304,233
MPH Intermediate Holding Co. 2 Senior Unsecured PIK (a)
08/01/18	8.375%	301,000	310,030
McKesson Corp. Senior Unsecured
03/15/23	2.850%	6,845,000	6,415,641
Physio-Control International, Inc. Senior Secured (a)
01/15/19	9.875%	227,000	254,524
STHI Holding Corp. Secured (a)
03/15/18	8.000%	243,000	258,795
Tenet Healthcare Corp.
Senior Secured
06/01/20	4.750%	638,000	632,417
Senior Unsecured
04/01/22	8.125%	914,000	997,402
Tenet Healthcare Corp. (a)
Senior Secured
10/01/20	6.000%	264,000	278,520
United Surgical Partners International, Inc.
04/01/20	9.000%	362,000	404,535
Total			24,086,055

Healthcare Insurance 0.7%

Cigna Corporation
03/15/21	4.500%	8,872,000	9,602,583

Home Construction 0.2%

Brookfield Residential Properties, Inc. /U.S. Corp. (a)
07/01/22	6.125%	147,000	147,735
Meritage Homes Corp.
03/01/18	4.500%	360,000	361,800
04/15/20	7.150%	78,000	85,215
04/01/22	7.000%	174,000	186,180
Shea Homes LP/Funding Corp. Senior Secured
05/15/19	8.625%	278,000	305,800
Standard Pacific Corp.
12/15/21	6.250%	271,000	284,550
Taylor Morrison Communities, Inc./Monarch, Inc. (a)
04/15/20	7.750%	383,000	419,385
04/15/20	7.750%	132,000	144,540

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Home Construction (continued)

Woodside Homes Co. LLC / Finance, Inc. Senior Unsecured (a)
12/15/21	6.750%	$192,000	$192,000
Total			2,127,205

Independent Energy 3.2%

Antero Resources Finance Corp.
08/01/19	7.250%	98,000	105,105
Antero Resources Finance Corp. (a)
11/01/21	5.375%	273,000	275,048
Apache Corp. Senior Unsecured
01/15/44	4.250%	2,335,000	2,147,992
Athlon Holdings LP/Finance Corp. (a)
04/15/21	7.375%	779,000	816,002
Aurora U.S.A. Oil & Gas, Inc. (a)
04/01/20	7.500%	779,000	810,160
Canadian Oil Sands Ltd. (a)
04/01/22	4.500%	3,780,000	3,855,929
Carrizo Oil & Gas, Inc.
10/15/18	8.625%	434,000	468,720
Chesapeake Energy Corp.
08/15/20	6.625%	1,003,000	1,120,852
02/15/21	6.125%	539,000	580,773
03/15/23	5.750%	794,000	826,752
Comstock Resources, Inc.
06/15/20	9.500%	786,000	888,180
Concho Resources, Inc.
01/15/21	7.000%	1,254,000	1,373,130
01/15/22	6.500%	174,000	187,485
04/01/23	5.500%	88,000	88,880
Continental Resources, Inc.
10/01/19	8.250%	240,000	261,000
09/15/22	5.000%	5,976,000	6,162,750
EP Energy LLC/Everest Acquisition Finance, Inc.
09/01/22	7.750%	130,000	143,650
EP Energy LLC/Finance, Inc. Senior Unsecured
05/01/20	9.375%	531,000	610,650
Halcon Resources Corp.
07/15/20	9.750%	28,000	29,050
Halcon Resources Corp. (a)
07/15/20	9.750%	142,000	146,970
Hess Corp. Senior Unsecured
02/15/41	5.600%	4,170,000	4,477,728
Kodiak Oil & Gas Corp.
01/15/21	5.500%	449,000	446,755
02/01/22	5.500%	1,124,000	1,109,950
Laredo Petroleum, Inc.
05/01/22	7.375%	297,000	324,473
Laredo Petroleum, Inc. (a)
01/15/22	5.625%	362,000	362,000

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Independent Energy (continued)

MEG Energy Corp. (a)
03/31/24	7.000%	$260,000	$264,550
Noble Energy, Inc. Senior Unsecured
11/15/43	5.250%	3,915,000	3,983,481
Oasis Petroleum, Inc.
11/01/21	6.500%	834,000	888,210
01/15/23	6.875%	860,000	920,200
Oasis Petroleum, Inc. (a)
03/15/22	6.875%	344,000	364,640
Pioneer Natural Resources Co. Senior Unsecured
07/15/22	3.950%	4,170,000	4,238,526
QEP Resources, Inc. Senior Unsecured
03/01/21	6.875%	397,000	427,768
Range Resources Corp.
06/01/21	5.750%	705,000	747,300
SM Energy Co. Senior Unsecured
11/15/21	6.500%	294,000	313,110
Whiting Petroleum Corp.
10/01/18	6.500%	35,000	37,056
03/15/21	5.750%	672,000	705,600
Woodside Finance Ltd. (a)
05/10/21	4.600%	4,295,000	4,593,352
Total			45,103,777

Integrated Energy 0.8%

Cenovus Energy, Inc. Senior Unsecured
09/15/23	3.800%	11,130,000	11,035,918
Parsley Energy LLC/Finance Corp. Senior Unsecured (a)(g)
02/15/22	7.500%	245,000	245,000
Total			11,280,918

Life Insurance 5.7%

Five Corners Funding Trust (a)
11/15/23	4.419%	21,105,000	21,192,725
Hartford Financial Services Group, Inc. Senior Unsecured
04/15/22	5.125%	15,850,000	17,473,516
MetLife, Inc. Senior Unsecured
09/15/23	4.368%	29,520,000	30,705,080
Prudential Covered Trust Secured (a)
09/30/15	2.997%	2,524,500	2,603,557
Prudential Financial, Inc.
Senior Unsecured

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Life Insurance (continued)

11/16/21	4.500%	$4,170,000	$4,494,172
05/12/41	5.625%	3,590,000	3,982,416
Total			80,451,466

Lodging 0.1%

Hilton Worldwide Finance/Corp. (a)
10/15/21	5.625%	714,000	738,990
Playa Resorts Holding BV Senior Unsecured (a)
08/15/20	8.000%	463,000	500,576
Total			1,239,566

Media Cable 1.9%

CCO Holdings LLC/Capital Corp.
01/15/19	7.000%	162,000	170,910
CCO Holdings LLC/Capital Corp. (a)
03/15/21	5.250%	479,000	463,433
CSC Holdings LLC Senior Unsecured
02/15/19	8.625%	425,000	497,250
CSC Holdings, Inc. Senior Unsecured
11/15/21	6.750%	176,000	190,740
Cablevision Systems Corp. Senior Unsecured
04/15/20	8.000%	290,000	325,525
Cequel Communications Holdings I LLC/Capital Corp. Senior Unsecured (a)
09/15/20	6.375%	595,000	608,387
DIRECTV Holdings LLC/Financing Co., Inc.
03/15/22	3.800%	12,295,000	12,004,285
DISH DBS Corp.
09/01/19	7.875%	840,000	958,650
Quebecor Media, Inc. Senior Unsecured
03/15/16	7.750%	344,000	347,440
Time Warner Cable, Inc.
09/15/42	4.500%	13,515,000	10,345,205
Videotron Ltd.
07/15/22	5.000%	286,000	280,280
WaveDivision Escrow LLC/Corp. Senior Unsecured (a)
09/01/20	8.125%	19,000	20,045
Total			26,212,150

Media Non-Cable 6.1%

21st Century Fox America, Inc.
09/15/22	3.000%	11,280,000	10,802,021
10/01/43	5.400%	5,820,000	6,118,025
AMC Networks, Inc.
12/15/22	4.750%	935,000	911,625

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Media Non-Cable (continued)

BSKYB Finance UK PLC (a)
10/15/15	5.625%	$2,050,000	$2,208,524
British Sky Broadcasting Group PLC (a)
11/26/22	3.125%	12,460,000	11,862,842
CBS Outdoor Americas Capital LLC/Corp. (a)
02/15/22	5.250%	73,000	73,365
02/15/24	5.625%	73,000	73,548
Clear Channel Communications, Inc. Senior Secured
03/01/21	9.000%	858,000	866,580
Clear Channel Worldwide Holdings, Inc.
03/15/20	7.625%	297,000	313,335
11/15/22	6.500%	455,000	465,238
11/15/22	6.500%	455,000	467,512
Hughes Satellite Systems Corp.
06/15/21	7.625%	340,000	385,900
Intelsat Jackson Holdings SA
04/01/19	7.250%	355,000	381,625
10/15/20	7.250%	690,000	748,650
Intelsat Luxembourg SA (a)
06/01/21	7.750%	251,000	269,198
06/01/23	8.125%	525,000	568,312
Lamar Media Corp. (a)
01/15/24	5.375%	101,000	102,263
MDC Partners, Inc. (a)
04/01/20	6.750%	744,000	784,920
NBCUniversal Media LLC
04/01/21	4.375%	15,060,000	16,217,361
01/15/43	4.450%	13,815,000	12,789,886
National CineMedia LLC Senior Secured
04/15/22	6.000%	386,000	401,440
Nielsen Finance Co. SARL (The) (a)
10/01/21	5.500%	566,000	580,150
Nielsen Finance LLC/Co.
10/01/20	4.500%	682,000	673,475
Reed Elsevier Capital, Inc.
10/15/22	3.125%	14,390,000	13,690,646
Thomson Reuters Corp. Senior Unsecured
11/23/43	5.650%	3,605,000	3,779,240
Univision Communications, Inc. (a)
05/15/21	8.500%	351,000	386,100
Senior Secured
11/01/20	7.875%	295,000	324,131
09/15/22	6.750%	511,000	560,822
05/15/23	5.125%	209,000	207,955
Total			87,014,689

Metals 1.2%

Alpha Natural Resources, Inc.
04/15/18	9.750%	223,000	234,708

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Metals (continued)

06/01/19	6.000%	$36,000	$29,700
06/01/21	6.250%	185,000	151,238
ArcelorMittal Senior Unsecured
02/25/22	6.750%	301,000	325,091
Arch Coal, Inc.
06/15/19	9.875%	190,000	166,250
06/15/21	7.250%	28,000	21,210
Arch Coal, Inc. (a)
Secured
01/15/19	8.000%	487,000	485,782
BHP Billiton Finance USA Ltd.
09/30/43	5.000%	2,185,000	2,255,683
CONSOL Energy, Inc.
03/01/21	6.375%	25,000	26,000
Calcipar SA Senior Secured (a)
05/01/18	6.875%	359,000	380,540
FMG Resources August 2006 Proprietary Ltd. (a)
11/01/19	8.250%	265,000	294,150
FQM Akubra, Inc. (a)
06/01/20	8.750%	393,000	447,038
JMC Steel Group, Inc. Senior Notes (a)
03/15/18	8.250%	96,000	99,360
Newmont Mining Corp.
03/15/42	4.875%	2,975,000	2,299,505
Peabody Energy Corp.
11/15/18	6.000%	617,000	657,105
Rio Tinto Finance USA PLC
08/21/42	4.125%	3,045,000	2,699,618
Teck Resources Ltd.
03/01/42	5.200%	1,880,000	1,685,324
Vale SA Senior Unsecured
09/11/42	5.625%	5,470,000	4,835,972
Total			17,094,274

Non-Captive Consumer 0.1%

Provident Funding Associates LP/PFG Finance Corp. (a)
06/15/21	6.750%	607,000	599,412
Springleaf Finance Corp.
10/01/21	7.750%	301,000	325,833
10/01/23	8.250%	226,000	246,340
Total			1,171,585

Non-Captive Diversified 2.5%

Air Lease Corp. Senior Unsecured
03/01/20	4.750%	711,000	730,552
CIT Group, Inc.

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Non-Captive Diversified (continued)

Senior Unsecured
03/15/18	5.250%	$420,000	$447,300
CIT Group, Inc. (a)
Senior Secured
04/01/18	6.625%	705,000	787,837
Senior Unsecured
02/15/19	5.500%	201,000	214,065
General Electric Capital Corp. Senior Unsecured
01/09/23	3.100%	32,680,000	31,500,056
International Lease Finance Corp.
Senior Unsecured
09/01/17	8.875%	595,000	706,563
05/15/19	6.250%	907,000	984,095
12/15/20	8.250%	186,000	219,112
Total			35,589,580

Oil Field Services 1.2%

Atwood Oceanics, Inc. Senior Unsecured
02/01/20	6.500%	1,294,000	1,378,110
Noble Holding International Ltd.
03/15/22	3.950%	12,879,000	12,723,847
Oil States International, Inc.
01/15/23	5.125%	343,000	384,160
Pacific Drilling SA Senior Secured (a)
06/01/20	5.375%	672,000	670,320
Weatherford International Ltd.
03/15/38	7.000%	1,520,000	1,719,869
Total			16,876,306

Other Financial Institutions —%

Icahn Enterprises LP/Finance Corp. (a)
02/01/22	5.875%	401,000	397,491
National Financial Partners Corp. Senior Unsecured (a)
07/15/21	9.000%	159,000	166,553
Total			564,044

Other Industry 0.1%

Interline Brands, Inc.
11/15/18	7.500%	424,000	448,910
Unifrax I LLC/Holding Co. (a)
02/15/19	7.500%	380,000	398,050
Total			846,960

Packaging 0.1%

Beverage Packaging Holdings (Luxembourg) II SA (a)
12/15/16	5.625%	114,000	116,280
06/15/17	6.000%	52,000	53,300

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Packaging (continued)

Plastipak Holdings, Inc. Senior Unsecured (a)
10/01/21	6.500%	$579,000	$593,475
Reynolds Group Issuer, Inc. LLC Senior Secured
10/15/20	5.750%	208,000	212,680
Reynolds Group Issuer, Inc./LLC
04/15/19	9.000%	166,000	176,997
08/15/19	9.875%	225,000	248,625
02/15/21	8.250%	254,000	269,875
Senior Secured
08/15/19	7.875%	281,000	309,100
Total			1,980,332

Pharmaceuticals 1.0%

Amgen, Inc. Senior Unsecured
05/15/43	5.375%	10,745,000	11,450,968
Capsugel SA Senior Unsecured PIK (a)
05/15/19	7.000%	139,000	142,683
Forest Laboratories, Inc. Senior Unsecured (a)
02/01/19	4.375%	155,000	155,581
Jaguar Holding Co. II/Merger Sub, Inc. Senior Unsecured (a)
12/01/19	9.500%	206,000	231,235
Valeant Pharmaceuticals International, Inc. (a)
08/15/18	6.750%	243,000	266,389
12/01/21	5.625%	203,000	210,359
Valeant Pharmaceuticals International (a)
10/15/20	6.375%	1,452,000	1,550,010
Total			14,007,225

Property & Casualty 4.9%

Alleghany Corp. Senior Unsecured
06/27/22	4.950%	15,618,000	16,688,536
CNA Financial Corp. Senior Unsecured
08/15/20	5.875%	11,651,000	13,491,170
HUB International Ltd. Senior Unsecured (a)
10/01/21	7.875%	919,000	955,760
Liberty Mutual Group, Inc. (a)
05/01/22	4.950%	26,416,000	27,978,903
06/15/23	4.250%	4,925,000	4,888,816
Loews Corp. Senior Unsecured
05/15/23	2.625%	5,460,000	5,016,326
Total			69,019,511

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Railroads 1.5%

Burlington Northern Santa Fe LLC
Senior Unsecured
03/15/43	4.450%	$3,845,000	$3,649,909
09/01/43	5.150%	1,325,000	1,396,353
CSX Corp.
Senior Unsecured
06/01/21	4.250%	1,820,000	1,939,418
03/15/44	4.100%	7,190,000	6,409,209
Canadian Pacific Railway Co. Senior Unsecured
03/15/23	4.450%	7,939,000	8,389,649
Total			21,784,538

Restaurants 1.3%

Yum! Brands, Inc.
Senior Unsecured
11/01/20	3.875%	2,000,000	2,071,758
11/01/21	3.750%	12,615,000	12,807,959
11/01/23	3.875%	3,505,000	3,487,745
Total			18,367,462

Retailers 0.6%

AutoNation, Inc.
02/01/20	5.500%	249,000	266,430
Burlington Coat Factory Warehouse Corp.
02/15/19	10.000%	352,000	392,480
J. Crew Group, Inc. Senior Unsecured PIK (a)
05/01/19	7.750%	245,000	250,513
Jo-Ann Stores, Inc. Senior Unsecured (a)
03/15/19	8.125%	284,000	295,360
L Brands, Inc.
05/01/20	7.000%	500,000	562,500
Michaels Stores, Inc. (a)
12/15/20	5.875%	129,000	129,000
Rite Aid Corp.
06/15/21	6.750%	315,000	332,325
Senior Unsecured
02/15/27	7.700%	198,000	204,930
Sally Holdings LLC/Capital, Inc.
11/15/19	6.875%	828,000	910,800
Target Corp. Senior Unsecured
07/01/42	4.000%	5,350,000	4,747,472
Total			8,091,810

Technology 2.1%

Alliance Data Systems Corp. (a)
12/01/17	5.250%	624,000	650,520
04/01/20	6.375%	15,000	15,788

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Technology (continued)

Ancestry.com, Inc. Senior Unsecured PIK (a)
10/15/18	9.625%	$350,000	$365,750
Audatex North America, Inc. (a)
06/15/21	6.000%	294,000	306,495
11/01/23	6.125%	199,000	205,965
Brocade Communications Systems, Inc. Senior Secured
01/15/20	6.875%	175,000	187,687
CDW LLC/Finance Corp.
04/01/19	8.500%	427,000	469,700
Cardtronics, Inc.
09/01/18	8.250%	620,000	664,950
Corning, Inc. Senior Unsecured
11/15/23	3.700%	8,565,000	8,691,753
Equinix, Inc. Senior Unsecured
04/01/20	4.875%	558,000	560,790
First Data Corp.
01/15/21	12.625%	415,000	483,475
First Data Corp. (a)
08/15/21	11.750%	215,000	220,912
08/15/21	11.750%	245,000	251,737
Secured
01/15/21	8.250%	888,000	941,280
Senior Secured
08/15/20	8.875%	520,000	572,000
11/01/20	6.750%	615,000	645,750
NCR Corp. (a)
Senior Unsecured
12/15/21	5.875%	113,000	116,673
12/15/23	6.375%	588,000	607,110
NXP BV/Funding LLC (a)
02/15/21	5.750%	303,000	313,605
Nuance Communications, Inc. (a)
08/15/20	5.375%	572,000	560,560
Oracle Corp. Senior Unsecured
10/15/22	2.500%	13,585,000	12,733,873
VeriSign, Inc.
05/01/23	4.625%	382,000	365,765
Total			29,932,138

Transportation Services 1.4%

ERAC U.S.A. Finance LLC (a)
10/01/20	5.250%	2,225,000	2,477,107
03/15/42	5.625%	7,005,000	7,524,218
FedEx Corp.
01/15/24	4.000%	8,850,000	8,998,299
Hertz Corp. (The)
10/15/18	7.500%	675,000	721,406

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Transportation Services (continued)

LBC Tank Terminals Holding Netherlands BV (a)
05/15/23	6.875%	$514,000	$529,420
Total			20,250,450

Wireless 2.4%

America Movil SAB de CV Senior Unsecured
07/16/42	4.375%	770,000	642,837
CC Holdings GS V LLC /Crown Castle GS III Corp. Senior Secured
12/15/17	2.381%	980,000	976,425
Crown Castle International Corp. Senior Unsecured
01/15/23	5.250%	1,083,000	1,073,524
MetroPCS Wireless, Inc. (a)
04/01/23	6.625%	110,000	113,850
NII International Telecom SCA (a)
08/15/19	11.375%	581,000	482,230
Rogers Communications, Inc.
03/15/23	3.000%	22,045,000	20,834,333
SBA Communications Corp. Senior Unsecured
10/01/19	5.625%	17,000	17,531
SBA Telecommunications, Inc.
08/15/19	8.250%	582,000	622,740
07/15/20	5.750%	365,000	379,600
Sprint Communications, Inc.
Senior Unsecured
08/15/17	8.375%	127,000	146,685
11/15/22	6.000%	518,000	508,935
Sprint Communications, Inc. (a)
11/15/18	9.000%	1,214,000	1,465,905
03/01/20	7.000%	465,000	524,287
Sprint Corp. (a)
09/15/21	7.250%	679,000	731,622
T-Mobile USA, Inc.
04/28/20	6.542%	156,000	165,165
04/28/21	6.633%	457,000	480,993
01/15/22	6.125%	192,000	196,320
04/28/22	6.731%	719,000	754,950
04/28/23	6.836%	151,000	157,606
01/15/24	6.500%	192,000	196,080
United States Cellular Corp. Senior Unsecured
12/15/33	6.700%	2,810,000	2,778,081
Wind Acquisition Finance SA Senior Secured (a)
04/30/20	6.500%	778,000	848,020
Total			34,097,719

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Wirelines 4.9%

AT&T, Inc. Senior Unsecured
06/15/45	4.350%	$28,100,000	$24,060,709
CenturyLink, Inc. Senior Unsecured
12/01/23	6.750%	400,000	405,000
Frontier Communications Corp. Senior Unsecured
07/01/21	9.250%	497,000	569,065
Level 3 Communications, Inc. Senior Unsecured
02/01/19	11.875%	681,000	783,150
Level 3 Financing, Inc.
07/01/19	8.125%	233,000	255,717
06/01/20	7.000%	176,000	187,440
07/15/20	8.625%	150,000	167,625
Level 3 Financing, Inc. (a)
01/15/21	6.125%	233,000	238,242
Level 3 Financing, Inc. (a)(h)
01/15/18	3.846%	111,000	112,665
Verizon Communications, Inc.
Senior Unsecured
11/01/21	3.500%	12,350,000	12,436,512
11/01/42	3.850%	15,095,000	12,737,893
09/15/43	6.550%	13,990,000	16,792,757
Windstream Corp.
10/15/20	7.750%	288,000	305,280
Zayo Group LLC/Capital, Inc.
07/01/20	10.125%	244,000	282,430
Senior Secured
01/01/20	8.125%	572,000	632,060
Total			69,966,545
Total Corporate Bonds & Notes (Cost: $1,290,920,529)			$1,294,746,855

Residential Mortgage-Backed Securities - Agency —%

Government National Mortgage Association (i)
01/15/19	10.000%	21	21

Total Residential Mortgage-Backed Securities - Agency (Cost: $21)			$21

U.S. Treasury Obligations 1.0%

U.S. Treasury
11/15/23	2.750%	14,095,000	14,196,308

Total U.S. Treasury Obligations (Cost: $14,106,000)			$14,196,308

Issuer	Coupon Rate	Principal Amount	Value

Foreign Government Obligations 0.1%

MEXICO 0.1%

Petroleos Mexicanos
06/27/44	5.500%	$2,000,000	$1,788,368

Total Foreign Government Obligations (Cost: $1,783,200)			$1,788,368

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans 0.7%

Brokerage 0.1%

Nuveen Investments, Inc. 2nd Lien Tranche B Term Loan (h)(j)
02/28/19	5.515%	595,966	591,645

Building Materials —%

Ply Gem Industries, Inc. Term Loan (g)(h)(j)
01/10/21	4.000%	42,000	42,070

Chemicals —%

Axalta Coating Systems Dutch Holding BBV/U.S. Holdings, Inc. Tranche B Term Loan (h)(j)
02/01/20	4.750%	302,713	305,210

Construction Machinery 0.1%

CPM Acquisition Corp. 1st Lien Term Loan (h)(j)
08/29/17	6.250%	535,668	539,686

Consumer Cyclical Services —%

New Breed, Inc. Term Loan (h)(j)
10/01/19	6.000%	391,778	391,778

Diversified Manufacturing —%

Gardner Denver, Inc. Term Loan (g)(h)(j)
03/08/20	4.250%	209,431	209,090

Food and Beverage —%

New HB Acquisition LLC Tranche B Term Loan (h)(j)
04/09/20	6.750%	319,000	330,962

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)

Health Care 0.1%

American Renal Holdings, Inc. 2nd Lien Term Loan (h)(j)
02/20/20	8.500%	$302,000	$302,755
Community Health Systems, Inc. Tranche D Term Loan (g)(h)(j)
01/27/21	4.250%	140,000	141,453
U.S. Renal Care, Inc. Tranche B2 1st Lien Term Loan (h)(j)
07/03/19	4.250%	745,142	750,731
United Surgical Partners International, Inc. Tranche B Term Loan (h)(j)
04/03/19	4.750%	367,926	369,880
Total			1,564,819

Lodging 0.1%

Four Seasons Holdings, Inc. 2nd Lien Term Loan (h)(j)
12/13/20	6.250%	105,000	107,363
Hilton Worldwide Financial LLC Term Loan (h)(j)
08/07/20	3.750%	365,526	367,635
Playa Resorts Holding Term Loan (h)(j)
07/24/19	4.750%	168,578	169,737
Total			644,735

Metals —%

Arch Coal, Inc. (g)(h)(j)
Term Loan
05/16/18	6.250%	99,747	98,700
Arch Coal, Inc. (h)(j)
05/16/18	6.250%	385,025	380,982
Total			479,682

Packaging —%

Ardagh Holdings USA, Inc. Tranche B Term Loan (g)(h)(j)
12/17/19	4.000%	140,000	140,350
Exopack Holdings S.A. Term Loan (h)(j)
04/24/19	5.250%	278,000	281,706
Total			422,056

Property & Casualty 0.1%

Asurion LLC Tranche B1 Term Loan (h)(j)
05/24/19	4.500%	577,170	576,812

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)

Property & Casualty (continued)

Lonestar Intermediate Super Holdings LLC Term Loan (h)(j)
09/02/19	11.000%	$1,122,000	$1,144,440
Total			1,721,252

Retailers 0.1%

Neiman Marcus Group, Inc. (The) Term Loan (h)(j)
10/03/20	5.000%	458,850	463,907
Rite Aid Corp. Tranche 1 2nd Lien Term Loan (h)(j)
08/21/20	5.750%	426,000	434,839
Total			898,746

Technology 0.1%

Applied Systems, Inc. (h)(j)
1st Lien Term Loan
01/15/21	4.250%	42,000	42,394
2nd Lien Term Loan
01/15/22	7.500%	49,000	50,102
Blue Coat Systems, Inc. 2nd Lien Term Loan (h)(j)
06/05/20	9.500%	529,000	540,241
ION Trading Technologies SARL 2nd Lien Term Loan (h)(j)
05/22/21	7.265%	716,693	726,247
Triple Point Group Holdings, Inc. 2nd Lien Term Loan (h)(j)
07/11/21	9.250%	134,000	119,260
Total			1,478,244

Wirelines —%

Integra Telecom Holdings, Inc. (h)(j)
2nd Lien Term Loan
02/21/20	8.773%	75,000	76,953
Tranche B Term Loan
02/22/19	5.250%	214,380	216,882
Total			293,835

Total Senior Loans (Cost: $9,789,519)			$9,913,810

Issuer		Shares	Value

Common Stocks —%

FINANCIALS —%

Insurance —%

Washington Funding Trust LII D Escrow (b)(d)(e)(f)		1,075	$—

Issuer	Shares	Value

Common Stocks (continued)

FINANCIALS (CONTINUED)

Insurance (continued)

WMI Holdings Corp. (f)	21,286	$54,705
Total		54,705
TOTAL FINANCIALS		54,705
Total Common Stocks (Cost: $1,077,709)		$54,705

Warrants —%

ENERGY –%

Energy Equipment & Services –%

Green Field Energy Services, Inc. (a)(b)(d)(f)	682	$7
Total Warrants (Cost: $26,740)		$7

	Shares	Value

Money Market Funds 6.7%

Columbia Short-Term Cash Fund, 0.077% (k)(l)	95,144,558	$95,144,558
Total Money Market Funds (Cost: $95,144,558)		$95,144,558
Total Investments
(Cost: $1,412,848,276) (m)		$1,415,844,632(n)
Other Assets & Liabilities, Net		2,280,404
Net Assets		$1,418,125,036

Investments in Derivatives Futures Contracts Outstanding at January 31, 2014

At January 31, 2014, $5,089,550 was held in a margin deposit account as collateral to cover initial margin requirements on open futures contracts.

Contract Description	Number of Contracts Long (Short)	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
US LONG BOND	(1,109)	USD	(148,155,469)	03/2014	—	(2,707,039)
US 5YR NOTE	(26)	USD	(3,136,250)	03/2014	9,304	—
US 10YR NOTE	(1,485)	USD	(186,738,750)	03/2014	4,306	—
US ULTRA T-BOND	(27)	USD	(3,882,938)	03/2014	—	(123,642)
Total					13,610	(2,830,681)

Notes to Portfolio of Investments

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2014, the value of these securities amounted to $246,820,873 or 17.40% of net assets.

(b)

Identifies issues considered by the Investment Manager to be illiquid as to their marketability. The aggregate value of such securities at January 31, 2014 was $9,532, representing less than 0.01% of net assets. Information concerning such security holdings at January 31, 2014 is as follows:

Security Description	Acquisition Dates	Cost ($)
Green Field Energy Services, Inc.	11/09/11	26,740
Six Flags, Inc.
06/01/14 9.625%	05/07/10	—
Washington Funding Trust LII D Escrow	03/05/07	—
Washington Mutual Bank
Subordinated Notes
01/15/15 5.125%	03/10/06 - 05/14/08	5,688,448

(c)

Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At January 31, 2014, the value of these securities amounted to $9,525, which represents less than 0.01% of net assets.

(d)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At January 31, 2014, the value of these securities amounted to $9,532, which represents less than 0.01% of net assets.

(e)	Negligible market value.
(f)	Non-income producing.
(g)	Represents a security purchased on a when-issued or delayed delivery basis.

(h)	Variable rate security.
(i)

The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(j)

Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average coupon as of January 31, 2014. The interest rate shown for senior loans purchased on a when-issued or delayed delivery basis, if any, reflects an estimated average coupon. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(k)	The rate shown is the seven-day current annualized yield at January 31, 2014.
(l)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended January 31, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	93,058,854	605,640,835	(603,555,131)	95,144,558	48,433	95,144,558

(m)

At January 31, 2014, the cost of securities for federal income tax purposes was approximately $1,412,848,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$24,558,000
Unrealized Depreciation	(21,561,000)
Net Unrealized Appreciation	$2,997,000

(n)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

PIK	Payment-in-Kind

Currency Legend

USD	US Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•    Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•    Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•    Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Bonds
Corporate Bonds & Notes
Banking	—	52,633,751	9,525	52,643,276
All Other Industries	—	1,242,103,579	—	1,242,103,579
Residential Mortgage-Backed Securities - Agency	—	21	—	21
U.S. Treasury Obligations	14,196,308	—	—	14,196,308
Foreign Government Obligations	—	1,788,368	—	1,788,368
Total Bonds	14,196,308	1,296,525,719	9,525	1,310,731,552
Equity Securities
Common Stocks
Financials	54,705	—	—	54,705
Warrants
Energy	—	7	—	7
Total Equity Securities	54,705	7	—	54,712
Other
Senior Loans
Food and Beverage	—	—	330,962	330,962
Health Care	—	1,262,064	302,755	1,564,819
Lodging	—	537,372	107,363	644,735
All Other Industries	—	7,373,294	—	7,373,294
Total Other	—	9,172,730	741,080	9,913,810
Mutual Funds
Money Market Funds	95,144,558	—	—	95,144,558
Total Mutual Funds	95,144,558	—	—	95,144,558
Investments in Securities	109,395,571	1,305,698,456	750,605	1,415,844,632
Derivatives
Assets
Futures Contracts	13,610	—	—	13,610
Liabilities
Futures Contracts	(2,830,681)	—	—	(2,830,681)
Total	106,578,500	1,305,698,456	750,605	1,413,027,561

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The Fund does not hold any significant investments with unobservable inputs which are categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.

Certain corporate bonds classified as Level 3 are valued using an income approach.  To determine fair value for these securities, management considered estimates of future distributions from the liquidation of company assets or potential actions related to the respective company’s bankruptcy filing.  Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.  Generally, a change in the bankruptcy filings would result in a directionally similar change to estimates of future distributions.

Certain senior loans classified as Level 3 securities are valued using the market approach and utilize a single market quotations from broker dealers which may have included, but not limited to, the distressed nature of the security and observable transactions for similar assets in the market. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Financial Assets were transferred from Level 2 to Level 3 due to utilizing a single market quotation from a broker dealer.  As a result, as of period end, management determined to value the security(s) under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments

Columbia Intermediate Bond Fund

January 31, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes 46.4%
Aerospace & Defense 0.3%
ADS Tactical, Inc. Senior Secured (a)
04/01/18	11.000%	$1,055,000	$1,002,250
Bombardier, Inc. Senior Unsecured (a)
03/15/20	7.750%	234,000	258,863
Huntington Ingalls Industries, Inc.
03/15/18	6.875%	490,000	527,362
L-3 Communications Corp.
02/15/21	4.950%	8,235,000	8,832,177
Lockheed Martin Corp. Senior Unsecured
09/15/21	3.350%	3,775,000	3,852,418
TransDigm, Inc.
12/15/18	7.750%	128,000	136,960
10/15/20	5.500%	39,000	38,610
07/15/21	7.500%	142,000	153,715
Total			14,802,355
Automotive 2.2%
American Axle & Manufacturing, Inc.
02/15/19	5.125%	217,000	222,968
Chrysler Group LLC/Co-Issuer, Inc. Secured
06/15/19	8.000%	684,000	744,705
Dana Holding Corp. Senior Unsecured
02/15/21	6.750%	356,000	383,590
Ford Motor Co.
Senior Unsecured
02/01/29	6.375%	6,045,000	6,807,933
07/16/31	7.450%	5,495,000	6,905,841
11/01/46	7.400%	3,925,000	4,962,248
Ford Motor Credit Co. LLC
Senior Unsecured
06/15/16	3.984%	23,115,000	24,536,203
01/17/17	1.500%	18,943,000	18,898,939
General Motors Co. (a)
Senior Unsecured
10/02/18	3.500%	25,560,000	26,071,200
10/02/23	4.875%	420,000	425,250
Jaguar Land Rover Automotive PLC (a)
12/15/18	4.125%	241,000	242,807
02/01/23	5.625%	140,000	142,800
Schaeffler Finance BV Senior Secured (a)
02/15/19	8.500%	482,000	548,275
Visteon Corp.
04/15/19	6.750%	464,000	488,360
Total			91,381,119
Banking 12.3%
Ally Financial, Inc.

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Banking (continued)
02/15/17	5.500%	$314,000	$338,728
03/15/20	8.000%	1,220,000	1,454,850
BNP Paribas SA (a)(b)
06/29/49	5.186%	13,535,000	13,907,212
Bank of America Corp.
Senior Unsecured
01/11/23	3.300%	7,386,000	7,083,536
Subordinated Notes
05/02/17	5.700%	7,605,000	8,481,096
Bank of Montreal Senior Unsecured
01/25/19	2.375%	53,831,000	54,407,584
Bank of New York Mellon Corp. (The)
Senior Unsecured
05/15/19	5.450%	3,325,000	3,839,647
Bank of New York Mellon Corp. (The) (b)
12/29/49	4.500%	19,643,000	17,678,700
Barclays Bank PLC
Subordinated Notes
11/21/22	7.625%	6,520,000	6,927,500
Barclays Bank PLC (a)(b)
09/29/49	7.434%	19,748,000	21,920,280
Barclays Bank PLC (b)
12/15/49	6.278%	8,105,000	7,861,850
Chinatrust Commercial Bank Subordinated Notes (a)(b)
03/29/49	5.625%	3,570,000	3,552,150
Citigroup, Inc.
Subordinated Notes
09/13/25	5.500%	7,501,000	7,905,056
08/25/36	6.125%	7,835,000	8,395,469
Citigroup, Inc. (b)
04/29/49	5.350%	17,867,000	15,821,228
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
Senior Unsecured
01/14/19	2.250%	28,745,000	28,726,948
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (a)(b)
12/31/49	11.000%	5,759,000	7,573,085
Credit Agricole SA (a)(b)
12/31/49	8.375%	10,686,000	12,075,180
HBOS PLC Subordinated Notes (a)
05/21/18	6.750%	18,257,000	20,706,469
JPMorgan Chase & Co.
Senior Unsecured
09/23/22	3.250%	5,755,000	5,579,127
JPMorgan Chase & Co. (b)
12/29/49	5.150%	14,308,000	13,002,395
JPMorgan Chase Capital XXI (b)
02/02/37	1.188%	34,282,000	25,454,385
JPMorgan Chase Capital XXIII (b)
05/15/47	1.241%	16,490,000	12,120,150
Lloyds Banking Group PLC (a)(b)
11/29/49	6.267%	6,506,000	6,310,820

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Banking (continued)
12/31/49	6.413%	$10,007,000	$9,506,650
12/31/49	6.657%	16,466,000	15,848,525
M&T Bank Corp. (a)
12/31/49	6.875%	25,693,000	25,007,896
Mellon Capital IV (b)
06/29/49	4.000%	1,035,000	838,350
Natixis (a)(b)
12/31/49	10.000%	6,890,000	7,992,400
PNC Financial Services Group, Inc. (The) (b)
05/29/49	4.459%	17,261,000	17,282,576
12/31/49	4.850%	12,889,000	11,664,545
Rabobank Capital Funding Trust III (a)(b)
12/31/49	5.254%	6,566,000	6,861,470
Royal Bank of Scotland PLC (The) Subordinated Notes (b)
03/16/22	9.500%	5,160,000	6,034,620
Santander Holdings USA, Inc. Senior Unsecured
08/27/18	3.450%	19,472,000	20,190,673
State Street Capital Trust IV (b)
06/01/67	1.243%	9,101,000	6,925,861
State Street Corp.
03/15/18	4.956%	18,974,000	20,770,458
Synovus Financial Corp. Senior Unsecured
02/15/19	7.875%	1,041,000	1,171,125
U.S. Bancorp Subordinated Notes
07/15/22	2.950%	5,991,000	5,711,310
UBS Preferred Funding Trust V (b)
05/29/49	6.243%	5,710,000	6,066,875
Wachovia Capital Trust III (b)
03/29/49	5.570%	33,645,000	31,458,075
Washington Mutual Bank Subordinated Notes (c)(d)(e)
01/15/15	5.125%	27,379,000	41,069
Wells Fargo Capital X
12/15/36	5.950%	10,095,000	9,981,381
Total			514,477,304
Brokerage —%
E*TRADE Financial Corp. Senior Unsecured
11/15/19	6.375%	682,000	733,150
Nuveen Investments, Inc. Senior Unsecured (a)
10/15/20	9.500%	599,000	618,468
Total			1,351,618

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Building Materials 0.1%
Allegion US Holding Co., Inc. (a)
10/01/21	5.750%	$358,000	$369,635
American Builders & Contractors Supply Co., Inc. Senior Unsecured (a)
04/15/21	5.625%	513,000	518,130
Gibraltar Industries, Inc.
02/01/21	6.250%	209,000	216,576
HD Supply, Inc.
07/15/20	7.500%	390,000	416,325
Nortek, Inc.
12/01/18	10.000%	127,000	140,018
04/15/21	8.500%	592,000	654,160
Ply Gem Industries, Inc. (a)
02/01/22	6.500%	202,000	198,970
USG Corp. (a)
11/01/21	5.875%	122,000	129,625
Total			2,643,439
Chemicals 0.8%
Axalta Coating Systems U.S. Holdings, Inc/Dutch Holding B BV (a)
05/01/21	7.375%	365,000	393,288
Celanese U.S. Holdings LLC
06/15/21	5.875%	301,000	320,565
Huntsman International LLC
11/15/20	4.875%	300,000	295,500
JM Huber Corp. Senior Notes (a)
11/01/19	9.875%	827,000	953,117
Lubrizol Corp.
02/01/19	8.875%	4,611,000	6,048,346
LyondellBasell Industries NV
Senior Unsecured
04/15/19	5.000%	8,275,000	9,265,178
11/15/21	6.000%	11,845,000	13,770,251
Momentive Performance Materials, Inc.
Senior Secured
10/15/20	8.875%	481,000	514,670
10/15/20	10.000%	126,000	134,190
NOVA Chemicals Corp. Senior Unsecured (a)
08/01/23	5.250%	299,000	306,475
PQ Corp. Secured (a)
05/01/18	8.750%	1,144,000	1,252,451
Total			33,254,031
Construction Machinery 0.2%
Ashtead Capital, Inc. Secured (a)
07/15/22	6.500%	176,000	188,320

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Construction Machinery (continued)
Case New Holland, Inc.
12/01/17	7.875%	$986,000	$1,154,853
Caterpillar, Inc. Senior Unsecured
06/26/22	2.600%	6,610,000	6,312,609
Columbus McKinnon Corp.
02/01/19	7.875%	452,000	488,160
Neff Rental LLC/Finance Corp. Secured (a)
05/15/16	9.625%	888,000	932,400
United Rentals North America, Inc.
12/15/19	9.250%	695,000	765,369
04/15/22	7.625%	426,000	479,250
Total			10,320,961
Consumer Cyclical Services 0.1%
ADT Corp. (The) Senior Unsecured (a)
10/15/21	6.250%	280,000	289,506
APX Group, Inc.
12/01/20	8.750%	289,000	294,058
Senior Secured
12/01/19	6.375%	634,000	637,170
APX Group, Inc. (a)
12/01/20	8.750%	197,000	199,955
Corrections Corp. of America
05/01/23	4.625%	132,000	123,750
Goodman Networks, Inc.
Senior Secured
07/01/18	12.125%	314,000	332,840
Goodman Networks, Inc. (a)
Senior Secured
07/01/18	12.375%	290,000	305,950
Monitronics International, Inc.
04/01/20	9.125%	531,000	570,825
Service Corp., International Senior Unsecured (a)
01/15/22	5.375%	249,000	251,801
Total			3,005,855
Consumer Products 0.1%
Alphabet Holding Co., Inc. Senior Unsecured (a)
11/01/17	7.750%	210,000	216,300
Serta Simmons Holdings LLC Senior Unsecured (a)
10/01/20	8.125%	379,000	411,215
Spectrum Brands, Inc.
03/15/20	6.750%	398,000	427,850
11/15/20	6.375%	374,000	397,375
11/15/22	6.625%	305,000	324,444

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Consumer Products (continued)
Springs Window Fashions LLC Senior Secured (a)
06/01/21	6.250%	$661,000	$667,610
Tempur Sealy International, Inc.
12/15/20	6.875%	175,000	191,406
Total			2,636,200
Diversified Manufacturing 0.4%
Amsted Industries, Inc. Senior Notes (a)
03/15/18	8.125%	426,000	446,235
Gardner Denver, Inc. Senior Unsecured (a)
08/15/21	6.875%	635,000	636,587
General Electric Co.
Senior Unsecured
10/09/22	2.700%	7,755,000	7,414,238
10/09/42	4.125%	6,382,000	5,965,032
Hamilton Sundstrand Corp. Senior Unsecured (a)
12/15/20	7.750%	663,000	702,780
Total			15,164,872
Electric 3.7%
Alabama Power Co.
Senior Unsecured
03/15/41	5.500%	7,725,000	8,895,500
01/15/42	4.100%	3,678,000	3,448,548
CMS Energy Corp.
Senior Unsecured
09/30/15	4.250%	3,690,000	3,870,881
02/15/18	5.050%	13,126,000	14,587,202
Calpine Corp. Senior Secured (a)
02/15/21	7.500%	319,000	348,508
Commonwealth Edison Co.
1st Mortgage
03/15/36	5.900%	5,020,000	6,018,182
Senior Unsecured
07/15/18	6.950%	4,500,000	5,350,522
Consolidated Edison Co. of New York, Inc. Senior Unsecured
04/01/38	6.750%	4,358,000	5,774,154
Duke Energy Carolinas LLC 1st Refunding Mortgage
09/30/42	4.000%	5,916,000	5,574,665
Duke Energy Ohio, Inc. 1st Mortgage
09/01/23	3.800%	3,080,000	3,188,619
FPL Energy American Wind LLC Senior Secured (a)
06/20/23	6.639%	1,328,590	1,307,398

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Electric (continued)
FPL Energy National Wind LLC Senior Secured (a)
03/10/24	5.608%	$618,873	$609,059
FirstEnergy Corp.
Senior Unsecured
03/15/18	2.750%	13,625,000	13,658,163
03/15/23	4.250%	7,640,000	7,417,141
Georgia Power Co. Senior Unsecured
09/01/40	4.750%	1,687,000	1,701,183
NRG Energy, Inc. (a)
07/15/22	6.250%	797,000	800,985
Nevada Power Co.
05/15/18	6.500%	2,173,000	2,578,132
08/01/18	6.500%	1,818,000	2,169,573
09/15/40	5.375%	2,525,000	2,834,294
05/15/41	5.450%	6,750,000	7,734,849
Niagara Mohawk Power Corp. Senior Unsecured (a)
08/15/19	4.881%	9,111,000	10,156,360
Oncor Electric Delivery Co. LLC Senior Secured
09/30/40	5.250%	5,156,000	5,597,261
PPL Capital Funding, Inc.
06/01/18	1.900%	9,065,000	9,013,901
06/15/22	4.200%	5,575,000	5,722,877
06/01/23	3.400%	6,542,000	6,231,065
Pacific Gas & Electric Co.
Senior Unsecured
06/15/23	3.250%	9,232,000	8,929,892
01/15/40	5.400%	2,246,000	2,457,355
Southern California Edison Co. 1st Refunding Mortgage
09/01/40	4.500%	3,685,000	3,722,591
Tenaska Alabama II Partners LP Senior Secured (a)
03/30/23	6.125%	2,173,351	2,385,316
Toledo Edison Co. (The) Senior Secured
05/15/37	6.150%	3,543,000	4,059,920
Total			156,144,096
Entertainment 0.1%
AMC Entertainment, Inc.
12/01/20	9.750%	46,000	52,785
Activision Blizzard, Inc. (a)
09/15/21	5.625%	1,188,000	1,229,580
09/15/23	6.125%	86,000	89,655
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.
03/15/21	5.250%	443,000	441,892

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Entertainment (continued)
Cinemark USA, Inc.
12/15/22	5.125%	$302,000	$294,073
Six Flags, Inc. (a)(c)(e)(f)
06/01/14	0.000%	458,000	—
United Artists Theatre Circuit, Inc. 1995-A Pass-Through Certificates (c)(e)
07/01/15	9.300%	1,369,318	1,369,318
Total			3,477,303
Food and Beverage 1.2%
ARAMARK Corp. (a)
03/15/20	5.750%	471,000	488,663
Campbell Soup Co.
Senior Unsecured
08/02/22	2.500%	6,538,000	5,919,015
08/02/42	3.800%	5,767,000	4,666,259
Coca-Cola Co. (The)
Senior Unsecured
09/01/21	3.300%	6,056,000	6,263,012
11/01/23	3.200%	3,478,000	3,418,989
ConAgra Foods, Inc.
Senior Unsecured
01/25/18	1.900%	12,038,000	11,993,748
10/01/28	7.000%	5,935,000	7,222,800
Darling International, Inc. (a)
01/15/22	5.375%	437,000	440,278
Heineken NV Senior Unsecured (a)
10/01/42	4.000%	2,620,000	2,323,654
Pinnacle Foods Finance LLC/Corp.
05/01/21	4.875%	383,000	363,850
Wm. Wrigley Jr., Co. (a)
Senior Unsecured
10/21/16	1.400%	3,555,000	3,574,872
10/21/18	2.400%	2,238,000	2,255,935
Total			48,931,075
Gaming 0.1%
Boyd Gaming Corp.
07/01/20	9.000%	98,000	106,085
Caesars Entertainment Operating Co., Inc.
Senior Secured
02/15/20	8.500%	196,000	185,220
02/15/20	9.000%	572,000	554,840
MGM Resorts International
03/01/18	11.375%	529,000	679,765
10/01/20	6.750%	109,000	117,448
PNK Finance Corp. (a)
08/01/21	6.375%	843,000	864,075
Penn National Gaming, Inc. Senior Unsecured (a)
11/01/21	5.875%	257,000	248,648

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Gaming (continued)
Seminole Tribe of Florida, Inc. Senior Unsecured (a)
10/01/20	7.804%	$625,000	$665,012
Seneca Gaming Corp. (a)
12/01/18	8.250%	473,000	508,475
Studio City Finance Ltd. (a)
12/01/20	8.500%	337,000	379,125
Tunica-Biloxi Gaming Authority Senior Unsecured (a)
11/15/15	9.000%	577,000	506,317
Total			4,815,010
Gas Distributors 0.2%
Sempra Energy
Senior Unsecured
06/01/16	6.500%	5,060,000	5,690,967
12/01/23	4.050%	3,745,000	3,800,733
Total			9,491,700
Gas Pipelines 2.7%
Access Midstream Partners LP/Finance Corp.
04/15/21	5.875%	70,000	74,200
05/15/23	4.875%	872,000	854,560
Crestwood Midstream Partners LP/Corp. (a)
03/01/22	6.125%	220,000	224,400
DCP Midstream LLC (a)(b)
05/21/43	5.850%	11,100,000	10,267,500
El Paso LLC Senior Secured
09/15/20	6.500%	609,000	652,620
El Paso Pipeline Partners Operating Co. LLC
10/01/21	5.000%	10,394,000	11,043,677
Enterprise Products Operating LLC
03/15/23	3.350%	7,945,000	7,721,920
02/01/41	5.950%	4,918,000	5,570,983
02/15/42	5.700%	3,559,000	3,907,177
Hiland Partners LP/Finance Corp. (a)
10/01/20	7.250%	1,324,000	1,416,680
Kinder Morgan Energy Partners LP
Senior Unsecured
01/15/38	6.950%	3,975,000	4,692,961
09/01/39	6.500%	4,194,000	4,713,465
MarkWest Energy Partners LP/Finance Corp.
06/15/22	6.250%	603,000	643,702
02/15/23	5.500%	658,000	661,290
07/15/23	4.500%	157,000	147,972
NiSource Finance Corp.
02/15/23	3.850%	5,220,000	5,174,466
12/15/40	6.250%	5,600,000	6,495,810
Regency Energy Partners LP/Finance Corp.
07/15/21	6.500%	896,000	952,000

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Gas Pipelines (continued)
Sabine Pass Liquefaction LLC Senior Secured (a)
02/01/21	5.625%	$595,000	$593,512
Southern Natural Gas Co. LLC/Issuing Corp. Senior Unsecured
06/15/21	4.400%	8,640,000	9,061,537
Southern Natural Gas Co. LLC Senior Unsecured
03/01/32	8.000%	4,305,000	5,752,595
TransCanada PipeLines Ltd. (b)
05/15/67	6.350%	21,018,000	21,689,798
Transcontinental Gas Pipe Line Co. LLC Senior Unsecured
08/01/42	4.450%	5,400,000	4,986,803
Williams Partners LP Senior Unsecured
04/15/40	6.300%	4,450,000	4,918,029
Total			112,217,657
Health Care 0.5%
Biomet, Inc.
08/01/20	6.500%	801,000	854,066
10/01/20	6.500%	295,000	306,063
CHS/Community Health Systems, Inc.
11/15/19	8.000%	290,000	318,275
Senior Secured
08/15/18	5.125%	474,000	500,662
CHS/Community Health Systems, Inc. (a)
02/01/22	6.875%	569,000	583,225
Senior Secured
08/01/21	5.125%	104,000	104,650
ConvaTec Finance International SA Senior Unsecured PIK (a)
01/15/19	8.250%	314,000	322,635
ConvaTec Healthcare E SA Senior Unsecured (a)
12/15/18	10.500%	430,000	478,375
DaVita HealthCare Partners, Inc.
08/15/22	5.750%	568,000	581,490
Emdeon, Inc.
12/31/19	11.000%	557,000	641,246
Express Scripts Holding Co.
02/15/22	3.900%	2,326,000	2,392,945
Fresenius Medical Care U.S. Finance II, Inc. (a)
07/31/19	5.625%	335,000	355,938
Fresenius Medical Care U.S. Finance, Inc. (a)
09/15/18	6.500%	454,000	511,317
HCA, Inc.
02/15/22	7.500%	415,000	468,431
Senior Secured
02/15/20	6.500%	889,000	980,122
02/15/20	7.875%	395,000	421,663

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Health Care (continued)
IMS Health, Inc. Senior Unsecured (a)
11/01/20	6.000%	$427,000	$452,620
Kinetic Concepts, Inc./KCI U.S.A., Inc. Secured
11/01/18	10.500%	266,000	305,900
LifePoint Hospitals, Inc. (a)
12/01/21	5.500%	302,000	307,285
MPH Intermediate Holding Co. 2 Senior Unsecured PIK (a)
08/01/18	8.375%	383,000	394,490
McKesson Corp. Senior Unsecured
12/15/22	2.700%	9,240,000	8,616,466
Multiplan, Inc. (a)
09/01/18	9.875%	779,000	844,241
Physio-Control International, Inc. Senior Secured (a)
01/15/19	9.875%	343,000	384,589
Tenet Healthcare Corp.
Senior Secured
04/01/21	4.500%	509,000	493,094
Senior Unsecured
04/01/22	8.125%	920,000	1,003,950
Tenet Healthcare Corp. (a)
Senior Secured
10/01/20	6.000%	325,000	342,875
Total			22,966,613
Healthcare Insurance 0.1%
WellPoint, Inc. Senior Unsecured
01/15/23	3.300%	5,035,000	4,821,234
Home Construction —%
Meritage Homes Corp.
03/01/18	4.500%	377,000	378,885
04/15/20	7.150%	117,000	127,822
04/01/22	7.000%	72,000	77,040
Shea Homes LP/Funding Corp. Senior Secured
05/15/19	8.625%	282,000	310,200
Standard Pacific Corp.
12/15/21	6.250%	290,000	304,500
Taylor Morrison Communities, Inc./Monarch, Inc. (a)
04/15/20	7.750%	441,000	482,895
Woodside Homes Co. LLC / Finance, Inc. Senior Unsecured (a)
12/15/21	6.750%	243,000	243,000
Total			1,924,342

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Independent Energy 2.7%
Anadarko Petroleum Corp.
Senior Unsecured
09/15/17	6.375%	$5,310,000	$6,115,255
03/15/40	6.200%	3,445,000	3,947,874
Antero Resources Finance Corp.
08/01/19	7.250%	142,000	152,295
Antero Resources Finance Corp. (a)
11/01/21	5.375%	312,000	314,340
Athlon Holdings LP/Finance Corp. (a)
04/15/21	7.375%	797,000	834,857
Aurora U.S.A. Oil & Gas, Inc. (a)
04/01/20	7.500%	782,000	813,280
Carrizo Oil & Gas, Inc.
10/15/18	8.625%	458,000	494,640
Chesapeake Energy Corp.
08/15/20	6.625%	494,000	552,045
02/15/21	6.125%	1,185,000	1,276,837
03/15/23	5.750%	667,000	694,514
Comstock Resources, Inc.
06/15/20	9.500%	773,000	873,490
Concho Resources, Inc.
01/15/21	7.000%	1,762,000	1,929,390
04/01/23	5.500%	5,030,000	5,080,300
Continental Resources, Inc.
04/01/21	7.125%	1,068,000	1,206,840
09/15/22	5.000%	22,695,000	23,404,219
04/15/23	4.500%	8,658,000	8,872,121
Devon Energy Corp. Senior Unsecured
01/15/19	6.300%	4,360,000	5,173,611
EP Energy LLC/Everest Acquisition Finance, Inc.
09/01/22	7.750%	130,000	143,650
EP Energy LLC/Finance, Inc. Senior Unsecured
05/01/20	9.375%	424,000	487,600
EnCana Corp. Senior Unsecured
11/15/21	3.900%	4,515,000	4,591,936
Halcon Resources Corp.
07/15/20	9.750%	28,000	29,050
Halcon Resources Corp. (a)
07/15/20	9.750%	142,000	146,970
Hess Corp.
Senior Unsecured
02/15/19	8.125%	2,925,000	3,668,417
10/01/29	7.875%	4,005,000	5,288,350
08/15/31	7.300%	2,143,000	2,712,729
Kodiak Oil & Gas Corp.
12/01/19	8.125%	435,000	481,763
01/15/21	5.500%	776,000	772,120
02/01/22	5.500%	809,000	798,887
Laredo Petroleum, Inc.
02/15/19	9.500%	728,000	810,810
05/01/22	7.375%	479,000	523,307

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Independent Energy (continued)
Laredo Petroleum, Inc. (a)
01/15/22	5.625%	$335,000	$335,000
MEG Energy Corp. (a)
03/31/24	7.000%	264,000	268,620
Nexen Energy ULC
05/15/37	6.400%	2,620,000	3,051,483
07/30/39	7.500%	2,691,000	3,516,195
Oasis Petroleum, Inc.
11/01/21	6.500%	1,341,000	1,428,165
01/15/23	6.875%	293,000	313,510
Oasis Petroleum, Inc. (a)
03/15/22	6.875%	146,000	154,760
Plains Exploration & Production Co.
02/15/23	6.875%	731,000	807,755
QEP Resources, Inc. Senior Unsecured
03/01/21	6.875%	402,000	433,155
Range Resources Corp.
08/01/20	6.750%	415,000	447,163
Ras Laffan Liquefied Natural Gas Co., Ltd. II Senior Secured (a)
09/30/20	5.298%	4,612,749	4,935,641
SM Energy Co. Senior Unsecured
11/15/21	6.500%	447,000	476,055
Whiting Petroleum Corp.
10/01/18	6.500%	53,000	56,114
03/15/21	5.750%	658,000	690,900
Woodside Finance Ltd. (a)
05/10/21	4.600%	11,575,000	12,379,057
Total			111,485,070
Integrated Energy 0.7%
Chevron Corp.
06/24/18	1.718%	2,750,000	2,763,819
Senior Unsecured
06/24/20	2.427%	5,905,000	5,894,631
06/24/23	3.191%	6,965,000	6,878,620
Parsley Energy LLC/Finance Corp. Senior Unsecured (a)(g)
02/15/22	7.500%	247,000	247,000
Shell International Finance BV
08/21/22	2.375%	11,025,000	10,321,417
03/25/40	5.500%	4,586,000	5,306,520
Total			31,412,007
Life Insurance 1.4%
ING Capital Funding Trust III (b)
12/31/49	3.847%	3,825,000	3,815,438
ING US, Inc.
07/15/22	5.500%	3,680,000	4,078,927
ING US, Inc. (b)
05/15/53	5.650%	9,285,000	8,913,600

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Life Insurance (continued)
MetLife Capital Trust X (a)
04/08/38	9.250%	$12,471,000	$16,025,235
Prudential Financial, Inc.
Senior Unsecured
12/01/17	6.000%	431,000	499,634
Prudential Financial, Inc. (b)
06/15/38	8.875%	11,347,000	13,788,874
09/15/42	5.875%	7,640,000	7,831,000
03/15/44	5.200%	3,787,000	3,643,094
Total			58,595,802
Lodging —%
Hilton Worldwide Finance/Corp. (a)
10/15/21	5.625%	715,000	740,025
Playa Resorts Holding BV Senior Unsecured (a)
08/15/20	8.000%	188,000	203,258
Total			943,283
Media Cable 0.8%
CCO Holdings LLC/Capital Corp.
01/31/22	6.625%	404,000	422,180
CCO Holdings LLC/Capital Corp. (a)
03/15/21	5.250%	270,000	261,225
CSC Holdings LLC Senior Unsecured
02/15/19	8.625%	87,000	101,790
CSC Holdings, Inc. Senior Unsecured
11/15/21	6.750%	442,000	479,018
Cablevision Systems Corp. Senior Unsecured
09/15/22	5.875%	251,000	245,666
Cequel Communications Holdings I LLC/Capital Corp. Senior Unsecured (a)
09/15/20	6.375%	727,000	743,358
Cogeco Cable, Inc. (a)
05/01/20	4.875%	167,000	163,660
DIRECTV Holdings LLC/Financing Co., Inc.
03/15/17	2.400%	12,855,000	13,181,478
03/01/21	5.000%	4,642,000	4,994,699
DISH DBS Corp.
06/01/21	6.750%	1,028,000	1,097,390
NBCUniversal Enterprise, Inc. (a)
04/15/19	1.974%	8,990,000	8,861,640
Quebecor Media, Inc. Senior Unsecured
01/15/23	5.750%	351,000	341,348
Time Warner Cable, Inc.
09/01/41	5.500%	5,055,000	4,260,940

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Media Cable (continued)
Videotron Ltd.
07/15/22	5.000%	$411,000	$402,780
WaveDivision Escrow LLC/Corp. Senior Unsecured (a)
09/01/20	8.125%	24,000	25,320
Total			35,582,492
Media Non-Cable 1.2%
21st Century Fox America, Inc.
12/15/35	6.400%	3,710,000	4,338,678
AMC Networks, Inc.
07/15/21	7.750%	561,000	631,125
CBS Outdoor Americas Capital LLC/Corp. (a)
02/15/22	5.250%	73,000	73,365
02/15/24	5.625%	73,000	73,548
Clear Channel Communications, Inc. Senior Secured
03/01/21	9.000%	868,000	876,680
Clear Channel Worldwide Holdings, Inc.
03/15/20	7.625%	301,000	317,555
11/15/22	6.500%	780,000	801,450
Hughes Satellite Systems Corp.
06/15/21	7.625%	275,000	312,125
Intelsat Jackson Holdings SA
10/15/20	7.250%	1,048,000	1,137,080
Intelsat Luxembourg SA (a)
06/01/21	7.750%	276,000	296,010
06/01/23	8.125%	345,000	373,462
Lamar Media Corp. (a)
01/15/24	5.375%	99,000	100,238
MDC Partners, Inc. (a)
04/01/20	6.750%	771,000	813,405
Nielsen Finance Co. SARL (The) (a)
10/01/21	5.500%	483,000	495,075
Nielsen Finance LLC/Co.
10/15/18	7.750%	9,001,000	9,676,075
10/01/20	4.500%	11,383,000	11,240,712
Reed Elsevier Capital, Inc.
10/15/22	3.125%	9,590,000	9,123,926
Thomson Reuters Corp. Senior Unsecured
11/23/23	4.300%	6,530,000	6,662,866
Univision Communications, Inc. (a)
05/15/21	8.500%	425,000	467,500
Senior Secured
09/15/22	6.750%	551,000	604,722
05/15/23	5.125%	309,000	307,455
Total			48,723,052
Metals 1.2%
Alpha Natural Resources, Inc.
04/15/18	9.750%	310,000	326,275

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Metals (continued)
06/01/19	6.000%	$20,000	$16,500
06/01/21	6.250%	101,000	82,568
ArcelorMittal
Senior Unsecured
02/25/15	4.250%	12,317,000	12,563,340
08/05/15	4.250%	14,468,000	14,902,040
10/15/39	7.500%	1,154,000	1,133,805
03/01/41	7.250%	4,352,000	4,177,920
Arch Coal, Inc.
06/15/19	9.875%	179,000	156,625
06/15/21	7.250%	35,000	26,513
Arch Coal, Inc. (a)
Secured
01/15/19	8.000%	487,000	485,782
CONSOL Energy, Inc.
03/01/21	6.375%	32,000	33,280
Calcipar SA Senior Secured (a)
05/01/18	6.875%	470,000	498,200
FMG Resources August 2006 Proprietary Ltd. (a)
11/01/19	8.250%	543,000	602,730
FQM Akubra, Inc. (a)
06/01/20	8.750%	419,000	476,613
06/01/21	7.500%	149,000	166,880
JMC Steel Group, Inc. Senior Notes (a)
03/15/18	8.250%	98,000	101,430
Nucor Corp. Senior Unsecured
08/01/23	4.000%	10,335,000	10,322,205
Peabody Energy Corp.
11/15/21	6.250%	592,000	597,920
Rio Tinto Finance USA PLC
08/21/22	2.875%	3,875,000	3,641,027
Total			50,311,653
Non-Captive Consumer 0.8%
Discover Financial Services
Senior Unsecured
04/27/22	5.200%	3,367,000	3,580,720
11/21/22	3.850%	7,260,000	7,024,689
HSBC Finance Capital Trust IX (b)
11/30/35	5.911%	8,013,000	8,273,422
HSBC Finance Corp. Subordinated Notes
01/15/21	6.676%	11,535,000	13,423,799
Provident Funding Associates LP/PFG Finance Corp. (a)
06/15/21	6.750%	702,000	693,225
Springleaf Finance Corp.
10/01/21	7.750%	313,000	338,823
10/01/23	8.250%	238,000	259,420
Total			33,594,098

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Non-Captive Diversified 1.1%
Air Lease Corp. Senior Unsecured
03/01/20	4.750%	$697,000	$716,168
CIT Group, Inc. Senior Unsecured (a)
02/15/19	5.500%	1,306,000	1,390,890
GE Capital Trust I (b)
11/15/67	6.375%	9,849,000	10,784,655
General Electric Capital Corp.
Senior Unsecured
09/07/22	3.150%	11,665,000	11,435,689
01/09/23	3.100%	3,210,000	3,094,100
General Electric Capital Corp. (b)
Subordinated Notes
11/15/67	6.375%	16,906,000	18,343,010
International Lease Finance Corp.
Senior Unsecured
04/15/18	3.875%	92,000	92,244
12/15/20	8.250%	1,341,000	1,579,727
Total			47,436,483
Oil Field Services 0.2%
Atwood Oceanics, Inc. Senior Unsecured
02/01/20	6.500%	1,276,000	1,358,940
Oil States International, Inc.
01/15/23	5.125%	408,000	456,960
Pacific Drilling SA Senior Secured (a)
06/01/20	5.375%	780,000	778,050
Weatherford International Ltd.
03/15/38	7.000%	5,295,000	5,991,255
Total			8,585,205
Other Financial Institutions —%
Icahn Enterprises LP/Finance Corp. (a)
02/01/22	5.875%	404,000	400,465
National Financial Partners Corp. Senior Unsecured (a)
07/15/21	9.000%	226,000	236,735
Total			637,200
Other Industry 0.9%
Interline Brands, Inc.
11/15/18	7.500%	710,000	751,712
Memorial Sloan-Kettering Cancer Center Senior Unsecured
07/01/52	4.125%	16,955,000	14,758,548
President and Fellows of Harvard College
Senior Notes
10/15/40	4.875%	8,205,000	8,880,107
President and Fellows of Harvard College (a)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Other Industry (continued)
01/15/39	6.500%	$9,860,000	$12,969,114
Unifrax I LLC/Holding Co. (a)
02/15/19	7.500%	437,000	457,758
Total			37,817,239
Packaging 0.1%
Beverage Packaging Holdings (Luxembourg) II SA (a)
12/15/16	5.625%	116,000	118,320
06/15/17	6.000%	35,000	35,875
Plastipak Holdings, Inc. Senior Unsecured (a)
10/01/21	6.500%	564,000	578,100
Reynolds Group Issuer, Inc. LLC Senior Secured
10/15/20	5.750%	621,000	634,972
Reynolds Group Issuer, Inc./LLC
08/15/19	9.875%	702,000	775,710
Senior Secured
08/15/19	7.875%	576,000	633,600
Total			2,776,577
Pharmaceuticals 0.8%
Capsugel SA Senior Unsecured PIK (a)
05/15/19	7.000%	145,000	148,843
Forest Laboratories, Inc. Senior Unsecured (a)
02/01/19	4.375%	158,000	158,593
Jaguar Holding Co. II/Merger Sub, Inc. Senior Unsecured (a)
12/01/19	9.500%	312,000	350,220
Johnson & Johnson Senior Unsecured
05/15/41	4.850%	8,313,000	9,093,399
Merck & Co., Inc.
Senior Unsecured
09/15/22	2.400%	9,655,000	9,115,382
09/15/42	3.600%	7,105,000	6,180,554
Roche Holdings, Inc. (a)
03/01/19	6.000%	4,926,000	5,843,945
Valeant Pharmaceuticals International, Inc. (a)
08/15/18	6.750%	437,000	479,061
12/01/21	5.625%	312,000	323,310
Valeant Pharmaceuticals International (a)
10/15/20	6.375%	1,136,000	1,212,680
Total			32,905,987
Property & Casualty 0.6%
Alliant Holdings, Inc. Senior Unsecured (a)
12/15/20	7.875%	295,000	311,963

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Property & Casualty (continued)
HUB International Ltd. Senior Unsecured (a)
10/01/21	7.875%	$1,015,000	$1,055,600
Liberty Mutual Group, Inc. (a)
05/01/22	4.950%	6,775,000	7,175,843
05/01/42	6.500%	5,480,000	6,282,935
Senior Unsecured
03/15/35	6.500%	3,375,000	3,814,138
Transatlantic Holdings, Inc. Senior Unsecured
11/30/39	8.000%	5,210,000	6,696,913
Total			25,337,392
Railroads 0.8%
BNSF Funding Trust I (b)
12/15/55	6.613%	13,661,000	15,010,024
CSX Corp. Senior Unsecured
05/30/42	4.750%	5,235,000	5,223,268
Union Pacific Corp.
Senior Unsecured
08/15/18	5.700%	5,897,000	6,840,673
02/15/19	2.250%	5,990,000	6,059,263
Total			33,133,228
Refining 0.1%
Marathon Petroleum Corp. Senior Unsecured
03/01/41	6.500%	3,965,000	4,687,201
REITs 1.0%
Boston Properties LP Senior Unsecured
05/15/21	4.125%	10,607,000	11,052,939
CyrusOne LP/Finance Corp.
11/15/22	6.375%	691,000	713,457
DuPont Fabros Technology LP
09/15/21	5.875%	218,000	226,175
Duke Realty LP
02/15/15	7.375%	4,125,000	4,391,896
08/15/19	8.250%	8,165,200	10,156,325
06/15/22	4.375%	7,440,000	7,495,197
Simon Property Group LP Senior Unsecured
02/01/23	2.750%	9,835,000	9,222,575
Total			43,258,564
Restaurants 0.8%
McDonald’s Corp. Senior Unsecured
05/01/43	3.625%	10,225,000	8,982,915
Yum! Brands, Inc.

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Restaurants (continued)
Senior Unsecured
11/01/23	3.875%	$23,853,000	$23,735,572
11/01/43	5.350%	325,000	328,629
Total			33,047,116
Retailers 0.9%
Amazon.com, Inc. Senior Unsecured
11/29/22	2.500%	8,910,000	8,273,746
Burlington Coat Factory Warehouse Corp.
02/15/19	10.000%	288,000	321,120
Burlington Holdings LLC/Finance, Inc. Senior Unsecured PIK (a)
02/15/18	9.000%	216,000	220,860
J. Crew Group, Inc. Senior Unsecured PIK (a)
05/01/19	7.750%	253,000	258,692
Jo-Ann Stores, Inc. Senior Unsecured (a)
03/15/19	8.125%	152,000	158,080
L Brands, Inc.
04/01/21	6.625%	659,000	719,134
Macy’s Retail Holdings, Inc.
07/15/27	6.790%	20,285,000	23,882,524
03/15/37	6.375%	3,550,000	4,184,829
Michaels Stores, Inc. (a)
12/15/20	5.875%	129,000	129,000
Rite Aid Corp.
06/15/21	6.750%	80,000	84,400
Senior Unsecured
02/15/27	7.700%	234,000	242,190
Sally Holdings LLC/Capital, Inc.
06/01/22	5.750%	396,000	401,940
Total			38,876,515
Supermarkets 1.0%
Kroger Co. (The)
12/15/18	6.800%	6,482,000	7,813,850
06/01/29	7.700%	6,785,000	8,647,883
Safeway, Inc. Senior Unsecured
02/01/31	7.250%	23,647,000	24,894,899
Total			41,356,632
Technology 0.7%
Alliance Data Systems Corp. (a)
12/01/17	5.250%	546,000	569,205
04/01/20	6.375%	15,000	15,788
Audatex North America, Inc. (a)
06/15/21	6.000%	282,000	293,985
11/01/23	6.125%	212,000	219,420

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Technology (continued)
Brocade Communications Systems, Inc. Senior Secured
01/15/20	6.875%	$249,000	$267,052
CDW LLC/Finance Corp.
04/01/19	8.500%	344,000	378,400
Equinix, Inc.
Senior Unsecured
04/01/20	4.875%	260,000	261,300
07/15/21	7.000%	290,000	317,550
First Data Corp.
01/15/21	12.625%	530,000	617,450
First Data Corp. (a)
01/15/21	11.250%	75,000	82,688
08/15/21	11.750%	192,000	197,280
08/15/21	11.750%	260,000	267,150
Secured
01/15/21	8.250%	558,000	591,480
Senior Secured
08/15/20	8.875%	538,000	591,800
11/01/20	6.750%	717,000	752,850
NCR Corp. (a)
Senior Unsecured
12/15/21	5.875%	113,000	116,673
12/15/23	6.375%	593,000	612,272
NXP BV/Funding LLC (a)
02/15/21	5.750%	315,000	326,025
Nuance Communications, Inc. (a)
08/15/20	5.375%	414,000	405,720
Oracle Corp.
Senior Unsecured
10/15/22	2.500%	19,488,000	18,267,038
07/15/23	3.625%	2,905,000	2,944,287
VeriSign, Inc.
05/01/23	4.625%	440,000	421,300
Total			28,516,713
Transportation Services 0.3%
ERAC U.S.A. Finance LLC (a)
10/01/20	5.250%	4,550,000	5,065,544
10/15/37	7.000%	3,569,000	4,396,355
Hertz Corp. (The)
10/15/18	7.500%	451,000	482,006
01/15/21	7.375%	303,000	329,513
LBC Tank Terminals Holding Netherlands BV (a)
05/15/23	6.875%	550,000	566,500
Total			10,839,918
Wireless 0.3%
Crown Castle International Corp. Senior Unsecured
01/15/23	5.250%	834,000	826,702
MetroPCS Wireless, Inc. (a)
04/01/23	6.625%	244,000	252,540

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Wireless (continued)
NII International Telecom SCA (a)
08/15/19	11.375%	$584,000	$484,720
SBA Communications Corp. Senior Unsecured
10/01/19	5.625%	7,000	7,219
SBA Telecommunications, Inc.
07/15/20	5.750%	945,000	982,800
Sprint Communications, Inc.
Senior Unsecured
08/15/20	7.000%	464,000	499,960
11/15/22	6.000%	611,000	600,308
Sprint Communications, Inc. (a)
11/15/18	9.000%	1,362,000	1,644,615
03/01/20	7.000%	220,000	248,050
Sprint Corp. (a)
09/15/21	7.250%	559,000	602,322
T-Mobile USA, Inc.
04/28/20	6.542%	167,000	176,811
04/28/21	6.633%	486,000	511,515
01/15/22	6.125%	128,000	130,880
04/28/22	6.731%	641,000	673,050
04/28/23	6.836%	133,000	138,819
01/15/24	6.500%	128,000	130,720
United States Cellular Corp. Senior Unsecured
12/15/33	6.700%	3,920,000	3,875,473
Wind Acquisition Finance SA Senior Secured (a)
04/30/20	6.500%	645,000	703,050
Total			12,489,554
Wirelines 2.9%
CenturyLink, Inc. Senior Unsecured
06/15/21	6.450%	8,487,000	8,837,089
Embarq Corp. Senior Unsecured
06/01/36	7.995%	7,022,000	7,290,437
Frontier Communications Corp.
Senior Unsecured
04/15/22	8.750%	547,000	596,914
01/15/23	7.125%	232,000	229,100
Level 3 Communications, Inc. Senior Unsecured
02/01/19	11.875%	612,000	703,800
Level 3 Financing, Inc.
04/01/19	9.375%	419,000	467,185
06/01/20	7.000%	70,000	74,550
07/15/20	8.625%	220,000	245,850
Level 3 Financing, Inc. (a)
01/15/21	6.125%	243,000	248,467
Level 3 Financing, Inc. (a)(b)
01/15/18	3.846%	111,000	112,665

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Wirelines (continued)
Telecom Italia Capital SA
06/04/18	6.999%	$22,565,000	$25,216,387
Telefonica Emisiones SAU
04/27/18	3.192%	6,379,000	6,566,122
02/16/21	5.462%	1,575,000	1,708,282
Verizon Communications, Inc.
Senior Unsecured
09/14/18	3.650%	37,191,000	39,563,897
11/01/22	2.450%	8,300,000	7,533,561
Verizon New England, Inc.
11/15/29	7.875%	3,893,000	4,690,353
Verizon New York, Inc.
04/01/32	7.375%	9,128,000	10,644,033
Verizon Virginia LLC
10/01/29	8.375%	4,655,000	5,785,341
Zayo Group LLC/Capital, Inc.
07/01/20	10.125%	203,000	234,973
Total			120,749,006
Total Corporate Bonds & Notes (Cost: $1,922,914,155)			$1,946,924,771

Residential Mortgage-Backed Securities - Agency(h) 16.3%
Federal Home Loan Mortgage Corp. (i)
06/01/43	3.500%	12,339,114	12,503,104
06/01/41	4.500%	19,791,117	21,267,415
04/01/33-06/01/33	5.500%	2,895,812	3,246,003
10/01/31-07/01/37	6.000%	3,988,524	4,561,115
10/01/28-07/01/32	7.000%	1,275,460	1,484,911
01/01/17-02/01/25	8.000%	118,964	139,778
03/01/17-11/01/26	8.500%	120,985	138,692
04/01/21	9.000%	5,048	5,451
07/01/20	12.000%	2,835	2,856
Federal National Mortgage Association (b)(i)
06/01/32	1.790%	4,220	4,421
07/01/37	5.991%	166,514	178,053
Federal National Mortgage Association (g)(i)
02/19/29	2.500%	22,500,000	22,570,312
02/19/29-02/13/44	3.000%	80,660,000	79,964,202
02/19/29-02/13/44	3.500%	54,250,000	55,838,827
Federal National Mortgage Association (i)
09/01/28	3.000%	6,023,182	6,221,822
03/01/43-08/01/43	3.500%	38,572,411	39,192,226
11/01/41-06/01/42	4.000%	73,191,647	76,807,732

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (h) (continued)
05/01/39-07/01/41	4.500%	$71,808,744	$77,299,488
08/01/40-05/01/41	5.000%	27,106,982	29,719,991
03/01/33-01/01/40	5.500%	20,138,876	22,266,373
05/01/29-08/01/38	6.000%	27,668,278	30,946,297
03/01/26-07/01/38	7.000%	3,877,283	4,528,533
04/01/27-06/01/32	7.500%	366,839	416,888
02/01/25-08/01/27	8.000%	186,473	218,623
04/01/23	8.500%	37,271	40,294
06/01/24	9.000%	44,834	49,940
09/01/18	10.000%	17,360	19,345
CMO Series 1988-4 Class Z
03/25/18	9.250%	21,707	23,781
Federal National Mortgage Association (i)(j)
CMO PO STRIPS Series 43 Class 1
09/01/18	0.000%	2,348	2,345
Federal National Mortgage Association (i)(k)
CMO IO Series 2003-71 Class IM
12/25/31	5.500%	257,668	8,481
Federal National Mortgage Association (i)(q)
09/01/41	4.000%	26,914,557	28,247,041
Government National Mortgage Association (b)(i)
07/20/25	1.625%	33,427	34,802
Government National Mortgage Association (g)(i)
02/20/44	3.000%	20,925,000	20,722,289
02/20/44	3.500%	60,750,000	62,487,073
02/20/44	4.000%	42,000,000	44,515,078
Government National Mortgage Association (i)
05/15/42-04/15/43	3.000%	17,020,545	16,884,010
06/15/41	4.500%	18,628,257	20,375,866
01/15/30	7.000%	359,044	420,007
12/15/23-07/20/28	7.500%	425,093	493,511
05/15/17	8.000%	2,255	2,387
02/15/25	8.500%	39,084	47,061
06/15/16-10/15/16	9.000%	1,596	1,655
Total Residential Mortgage-Backed Securities - Agency (Cost: $673,515,085)			$683,898,079

Residential Mortgage-Backed Securities - Non-Agency 4.6%
American General Mortgage Loan Trust (a)(b)(i)
CMO Series 2009-1 Class A7
09/25/48	5.750%	16,522,411	16,872,851
CMO Series 2010-1A Class A1
03/25/58	5.150%	589,007	592,116

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)

American Mortgage Trust Series 2093-3 Class 3A (c)(e)(i)
07/27/23	8.188%	$3,595	$2,180
BCAP LLC Trust (a)(b)(i)
08/26/36	0.285%	5,738,145	5,610,357
01/26/37	0.335%	7,975,316	7,808,528
09/26/36	3.500%	13,924,421	13,929,649
CMO Series 2012-RR10 Class 5A5
04/26/36	0.430%	14,100,127	13,664,977
CMO Series 2013-RR5 Class 1A1
10/26/36	3.500%	10,664,012	10,907,303
BCAP LLC (a)(b)(i)
05/26/47	0.368%	6,101,472	5,598,100
CMO Series 2013-RR3 Class 2A1
02/26/37	2.455%	4,662,820	4,631,416
Series 2013-RR2 Class 7A1
07/26/36	3.000%	6,769,559	6,731,650
BNPP Mortgage Securities LLC CMO Series 2009-1 Class A1 (a)(i)
08/27/37	6.000%	2,486,463	2,607,726
Banc of America Funding Corp. CMO Series 2012-R5 Class A (a)(b)(i)
10/03/39	0.430%	8,121,591	7,993,181
Bayview Opportunity Master Fund Trust IIB LP CMO Series 2012-6NPL Class A (a)(b)(i)
01/28/33	2.981%	2,123,889	2,112,420
CAM Mortgage Trust CMO Series 2014-1 Class A (a)(b)(g)(i)
02/18/44	3.352%	1,200,000	1,201,688
Citigroup Mortgage Loan Trust, Inc. (a)(b)(i)
CMO Series 2012-7 Class 12A1
03/25/36	2.628%	3,575,381	3,637,665
CMO Series 2012-9 Class 1A1
02/20/36	5.080%	6,877,706	7,033,193
CMO Series 2013-2 Class 1A1
11/25/37	5.913%	6,537,282	6,700,949
Citigroup Mortgage Loan Trust, Inc. (a)(i)
CMO Series 2012-A Class A
06/25/51	2.500%	6,335,452	6,176,161
Credit Suisse Mortgage Capital Certificates (a)(b)(i)
CMO Series 2011-16R Class 7A3
12/27/36	3.500%	2,552,843	2,595,791
CMO Series 2011-17R Class 2A1
12/27/37	3.400%	2,654,350	2,651,923
CMO Series 2011-17R Class 3A1
10/27/35	2.356%	8,273,382	8,307,200
CMO Series 2012-4R Class 8A1
06/27/47	2.899%	4,444,389	4,445,604
GCAT Series 2013-RP1 Class A1 (a)(b)(i)
06/25/18	3.500%	7,745,393	7,585,955
Jefferies & Co., Inc. CMO Series 2010-R7 Class 7A4 (a)(b)(i)
10/26/36	3.250%	1,535,437	1,530,495
Morgan Stanley Re-Remic Trust (a)(b)(i)

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)

CMO Series 2012-R2 Class 1A
11/26/36	0.318%	$4,486,933	$4,453,595
CMO Series 2013-R1 Class 4A
12/26/36	2.081%	6,766,004	6,868,929
CMO Series 2013-R2 Class 1A
10/26/36	2.013%	12,751,468	12,967,478
Nomura Asset Acceptance Corp. (b)(i)
CMO Series 2007-1 Class 1A3 (AGM)
03/25/47	5.957%	484,348	494,979
CMO Series 2007-1 Class 1A4 (AGM)
03/25/47	6.138%	3,068,754	3,135,325
Nomura Resecuritization Trust CMO Series 2012-3R Class 1A1 (a)(b)(i)
01/26/37	0.337%	6,042,583	5,776,465
Residential Mortgage Asset Trust Series 2012-1A Class A1 (a)(b)(i)
08/26/52	2.734%	2,458,058	2,472,670
Sequoia Mortgage Trust CMO Series 2004-6 Class B2 (b)(i)
07/20/34	1.477%	1,526,257	616,909
Springleaf Mortgage Loan Trust CMO Series 2012-1A Class A (a)(b)(i)
09/25/57	2.667%	3,720,573	3,799,598
Structured Asset Securities Corp. CMO Series 2004-21XS Class 2A6A (b)(i)
12/25/34	4.740%	496,754	508,453
Vericrest Opportunity Loan Transferee CMO Series 2013-NPL4 Class A1 (a)(b)(i)
11/25/53	3.960%	2,326,511	2,323,856
Total Residential Mortgage-Backed Securities - Non-Agency (Cost: $194,266,877)			$194,347,335

Commercial Mortgage-Backed Securities - Non-Agency 7.5%

Aventura Mall Trust Series 2013-AVM Class D (a)(b)(i)
12/05/32	3.743%	2,785,000	2,741,310
Bear Stearns Commercial Mortgage Securities Series 2006-PW12 Class AAB (b)(i)
09/11/38	5.685%	114,973	115,015
COBALT CMBS Commercial Mortgage Trust Series 2007-C3 Class A4 (b)(i)
05/15/46	5.770%	12,455,000	13,795,220
Capmark Mortgage Securities, Inc. CMO IO Series 1997-C1 Class X (b)(i)(k)
07/15/29	1.428%	3,564,815	89,063
Citigroup Commercial Mortgage Trust Series 2006-C5 Class A4 (i)
10/15/49	5.431%	5,083,000	5,539,769
Citigroup/Deutsche Bank Commercial Mortgage Trust (b)(i)

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)

Series 2005-CD1 Class A4
07/15/44	5.219%	$2,500,000	$2,647,083
Citigroup/Deutsche Bank Commercial Mortgage Trust (i)
Series 2007-CD4 Class A4
12/11/49	5.322%	10,942,000	12,016,718
Credit Suisse Commercial Mortgage Trust Series 2007-C3 Class A4 (b)(i)
06/15/39	5.678%	6,478,342	7,094,355
Credit Suisse Mortgage Capital Certificates Series 2010-RR4 Class 2A (a)(b)(i)
09/18/39	5.467%	5,846,515	6,359,850
DBRR Trust (a)(i)
Series 2012-EZ1 Class A
09/25/45	0.946%	1,847,572	1,847,766
09/25/45	1.393%	2,238,000	2,234,515
09/25/45	2.062%	9,895,675	9,909,964
GE Capital Commercial Mortgage Corp. Series 2005-C1 Class A5 (b)(i)
06/10/48	4.772%	1,278,000	1,316,430
GS Mortgage Securities Corp. II Series 2007-GG10 Class A4 (b)(i)
08/10/45	5.806%	8,875,000	9,782,815
GS Mortgage Securities Trust Series 2007-GG10 Class AM (b)(i)
08/10/45	5.806%	5,030,000	5,227,252
General Electric Capital Assurance Co. (a)(b)(i)
Series 2003-1 Class A4
05/12/35	5.254%	1,502,196	1,557,910
Series 2003-1 Class A5
05/12/35	5.743%	3,346,000	3,821,995
Greenwich Capital Commercial Funding Corp. (b)(i)
Series 2005-GG5 Class AM
04/10/37	5.277%	10,575,000	11,201,897
Series 2006-GG7 Class AM
07/10/38	5.820%	7,760,000	8,488,237
Greenwich Capital Commercial Funding Corp. (i)
Series 2007-GG11 Class A4
12/10/49	5.736%	20,540,000	22,951,291
Series 2007-GG9 Class A4
03/10/39	5.444%	16,330,000	18,020,710
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2006-LDP6 Class ASB (b)(i)
04/15/43	5.490%	2,926,025	2,999,117
JPMorgan Chase Commercial Mortgage Securities Trust (b)(i)
Series 2005-LDP3 Class ASB
08/15/42	4.893%	2,286,912	2,343,786
JPMorgan Chase Commercial Mortgage Securities Trust (i)
Series 2005-LDP2 Class A3
07/15/42	4.697%	961,160	975,770
LB-UBS Commercial Mortgage Trust (b)(i)
Series 2006-C4 Class AM
06/15/38	5.857%	2,585,000	2,843,185
Series 2007-C7 Class A3
09/15/45	5.866%	8,821,792	9,948,132
LB-UBS Commercial Mortgage Trust (i)

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)

Series 2006-C1 Class A4
02/15/31	5.156%	$5,278,000	$5,622,073
Series 2007-C2 Class A3
02/15/40	5.430%	21,850,367	24,166,986
Merrill Lynch Mortgage Investors, Inc. CMO IO Series 1998-C3 Class IO (b)(i)(k)
12/15/30	1.067%	2,996,838	73,602
Merrill Lynch/Countrywide Commercial Mortgage Trust (b)(i)
Series 2007-6 Class A4
03/12/51	5.485%	13,415,000	14,826,848
Series 2007-8 Class A3
08/12/49	5.894%	18,000,000	20,241,990
Morgan Stanley Capital I, Inc. (b)(i)
Series 2007-IQ15 Class A4
06/11/49	5.908%	20,755,000	23,243,462
Morgan Stanley Capital I, Inc. (i)
Series 2007-IQ16 Class A4
12/12/49	5.809%	4,664,000	5,237,439
Morgan Stanley Re-Remic Trust (a)(b)(i)
Series 2009-GG10 Class A4B
08/12/45	5.806%	8,685,000	9,510,509
Series 2010-GG10 Class A4A
08/15/45	5.806%	23,109,000	25,373,913
RIAL (a)(i)
06/20/28	2.500%	2,531,472	2,531,472
Rialto Real Estate Fund Series 2013-LT2 Class A (a)(i)
05/22/28	2.833%	2,600,088	2,610,803
SMA 1 LLC Series 2012-LV1 Class A (a)(i)
08/20/25	3.500%	750,468	752,106
TIAA Seasoned Commercial Mortgage Trust Series 2007-C4 Class A3 (b)(i)
08/15/39	5.549%	893,953	917,620
Wachovia Bank Commercial Mortgage Trust (b)(i)
Series 2006-C24 Class A3
03/15/45	5.558%	5,003,000	5,393,844
Series 2006-C27 Class AM
07/15/45	5.795%	5,935,000	6,487,026
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost: $311,188,884)			$312,858,848

Asset-Backed Securities - Agency 3.3%

Small Business Administration Participation Certificates
Series 2012-20C Class 1
03/01/32	2.510%	1,220,403	1,182,737
Series 2012-20G Class 1
07/01/32	2.380%	1,877,696	1,811,155
Series 2012-20L Class 1
12/01/32	1.930%	1,947,991	1,802,118
Series 2013-20A Class 1
01/01/33	2.130%	4,950,516	4,660,083
Series 2013-20B Class 1

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Agency (continued)

02/01/33	2.210%	$22,475,405	$21,206,763
Series 2013-20C Class 1
03/01/33	2.220%	17,020,010	16,110,972
Series 2013-20D Class 1
04/01/33	2.080%	19,057,066	17,732,544
Series 2013-20F Class 1
06/01/33	2.450%	9,283,198	8,864,978
Series 2013-20G Class 1
07/01/33	3.150%	4,566,578	4,533,207
Series 2013-20H Class 1
08/01/33	3.160%	21,435,000	21,318,481
Series 2013-20I Class 1
09/01/33	3.620%	14,340,000	14,681,864
Series 2013-20K Class 1
11/01/33	3.380%	5,585,000	5,706,024
Small Business Administration Participation Certificates (e)
Series 2013-20L Class 1
12/01/33	3.380%	18,635,000	18,917,861
Total Asset-Backed Securities - Agency (Cost: $142,380,602)			$138,528,787

Asset-Backed Securities - Non-Agency 9.3%

ARES XXVI CLO Ltd. Series 2013-1A Class A (a)(b)
04/15/25	1.339%	19,625,000	19,305,799
Ally Auto Receivables Trust Series 2013-2 Class A3
01/15/18	0.790%	13,205,000	13,225,212
Ally Master Owner Trust Series 2012-5 Class A
09/15/19	1.540%	4,435,000	4,421,954
American Express Credit Account Master Trust Series 2013-3 Class A
05/15/19	0.980%	9,675,000	9,682,153
Atrium X (a)(b)
Series 10A Class A
07/16/25	1.357%	8,400,000	8,270,380
Series 10A Class B1
07/16/25	1.887%	3,955,000	3,877,454
BMW Vehicle Owner Trust Series 2013-A Class A3
11/27/17	0.670%	9,310,000	9,311,419
Capital One Multi-Asset Execution Trust Series 2013-A3 Class A3
09/16/19	0.960%	28,900,000	28,797,214
Carlyle Global Market Strategies Series 2013-2A Class A1 (a)(b)
04/18/25	1.387%	5,645,000	5,577,875
Chase Issuance Trust Series 2013-A8 Class A8
10/15/18	1.010%	29,170,000	29,214,834
Citibank Credit Card Issuance Trust Series 2013-A6 Class A6
09/07/18	1.320%	31,270,000	31,579,980

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)

Citicorp Residential Mortgage Securities, Inc. Series 2007-2 Class A3 (b)
06/25/37	5.871%	$1,809,624	$1,816,982
Citigroup Mortgage Loan Trust, Inc. Series 2005-WF2 Class MF1 (b)
08/25/35	5.517%	2,497,971	94,246
Conseco Financial Corp. Series 1997-6 Class A10
01/15/29	6.870%	393,743	413,801
Contimortgage Home Equity Trust Series 1996-4 Class A9 (NPFGC)
01/15/28	6.880%	34,634	34,522
Countrywide Asset-Backed Certificates (b)
Series 2007-S2 Class A3 (NPFGC)
05/25/37	5.813%	2,446,768	2,360,005
Series 2007-S2 Class A6 (NPFGC)
05/25/37	5.779%	4,464,865	4,417,100
First Alliance Mortgage Loan Trust Series 1994-2 Class A1 (NPFGC)
07/25/25	7.625%	307,037	315,987
Ford Credit Auto Owner Trust
Series 2010-A Class D
10/15/16	4.050%	7,000,000	7,147,567
Series 2013-D Class A3
04/15/18	0.670%	18,935,000	18,930,511
Honda Auto Receivables Owner Trust Series 2013-4 Class A3
09/18/17	0.690%	15,640,000	15,651,025
ING Investment Management CLO V Ltd. Series 2007-5A Class A1A (a)(b)
05/01/22	0.468%	22,098,000	21,604,353
MAPS CLO Fund II, Ltd. Series 2007-2A Class A1 (a)(b)
07/20/22	0.477%	10,030,000	9,700,444
Mercedes-Benz Auto Lease Trust Series 2013-B Class A3
07/15/16	0.620%	10,595,000	10,591,477
Mountain View CLO III Ltd. Series 2007-3A Class A1 (a)(b)
04/16/21	0.452%	23,659,002	23,318,525
Nissan Auto Lease Trust Series 2013-B Class A3
06/15/16	0.750%	6,130,000	6,141,203
Nissan Auto Receivables Owner Trust Series 2013-C Class A3
08/15/18	0.670%	19,209,000	19,191,478
Nomad CLO Ltd. Series 2013-1A Class A1 (a)(b)
01/15/25	1.439%	12,825,000	12,643,513
OHA Credit Partners VIII Ltd. (a)(b)
Series 2013-8A Class A
04/20/25	1.357%	4,125,000	4,059,726
Series 2013-8A Class B
04/20/25	1.887%	7,587,000	7,513,027

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)

Porsche Innovative Lease Owner Trust Series 2013-1 Class A3 (a)
08/22/16	0.700%	$9,300,000	$9,308,953
Race Point VIII CLO Ltd. Series 2013-8A Class A (a)(b)
02/20/25	1.487%	11,820,000	11,707,734
Renaissance Home Equity Loan Trust Series 2005-3 Class M2 (b)
11/25/35	5.355%	4,750,000	1,005,699
SMART Trust Series 2012-1USA Class A4A (a)
12/14/17	2.010%	5,376,000	5,426,783
SVO VOI Mortgage Corp. Series 2012-AA Class A (a)
09/20/29	2.000%	5,481,458	5,478,099
Sierra Receivables Funding Co. LLC Series 2012-3A Class A (a)
08/20/29	1.870%	4,825,936	4,845,448
Symphony CLO V Ltd. Series 2007-5A Class A1 (a)(b)
01/15/24	0.989%	11,155,000	10,959,787
Volkswagen Auto Loan Enhanced Trust Series 2013-2 Class A3
04/20/18	0.700%	12,490,000	12,483,726
Total Asset-Backed Securities - Non-Agency (Cost: $395,990,443)			$390,425,995

U.S. Treasury Obligations 7.9%

U.S. Treasury
12/31/15	0.250%	21,505,000	21,480,635
01/15/17	0.750%	44,932,000	45,023,257
12/31/18	1.500%	90,128,200	90,184,530
12/31/20	2.375%	1,945,000	1,977,061
U.S. Treasury (q)
11/15/23	2.750%	84,408,800	85,015,488
08/15/43	3.625%	88,462,100	88,475,900
Total U.S. Treasury Obligations (Cost: $328,225,756)			$332,156,871

U.S. Government & Agency Obligations 1.0%

Residual Funding Corp. (l)
STRIPS
10/15/19	0.000%	31,112,000	27,519,591
10/15/20	0.000%	18,445,000	15,545,446
Total U.S. Government & Agency Obligations (Cost: $43,896,521)			$43,065,037

Issuer	Coupon Rate	Principal Amount	Value

Foreign Government Obligations(m) 1.1%

BRAZIL 0.2%
Brazilian Government International Bond Senior Unsecured
01/07/41	5.625%	$7,911,000	$7,416,562
CHILE 0.1%
Chile Government International Bond Senior Unsecured
10/30/22	2.250%	2,900,000	2,617,250
COLOMBIA 0.2%
Colombia Government International Bond Senior Unsecured
01/18/41	6.125%	6,285,000	6,542,772
ITALY 0.1%
Republic of Italy Senior Unsecured
09/27/23	6.875%	5,040,000	6,121,584
MEXICO 0.2%
Mexico Government International Bond
Senior Unsecured
03/15/22	3.625%	5,950,000	5,854,800
03/08/44	4.750%	2,530,000	2,226,400
Total			8,081,200
POLAND 0.1%
Poland Government International Bond Senior Unsecured
03/23/22	5.000%	5,750,000	6,152,500
QATAR 0.2%
Nakilat, Inc. Senior Secured (a)
12/31/33	6.067%	6,386,000	6,769,160
Total Foreign Government Obligations (Cost: $44,985,800)			$43,701,028

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 1.7%

California 0.3%
Los Angeles Unified School District Unlimited General Obligation Bonds Build America Bonds Series 2009
07/01/34	5.750%	11,150,000	13,147,076

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

Georgia 0.2%
State of Georgia Unlimited General Obligation Refunding Bonds Series 2013C
10/01/23	4.000%	$7,035,000	$7,806,177
Illinois —%
City of Chicago Waterworks Revenue Bonds Build America Bonds Series 2010
11/01/40	6.742%	1,520,000	1,765,237
Kentucky 0.7%
Kentucky Asset Liability Commission Revenue Bonds Taxable Series 2010
04/01/18	3.165%	27,745,822	28,676,417
Ohio 0.4%
JobsOhio Beverage System
Taxable Revenue Bonds
Series 2013-B
01/01/29	3.985%	9,090,000	8,611,775
Series 2013-B
01/01/35	4.532%	8,565,000	8,197,562
Total			16,809,337
Puerto Rico 0.1%
Puerto Rico Sales Tax Financing Corp. (n)
1st Subordinated Revenue Bonds
Series 2010C
08/01/41	5.250%	3,050,000	2,102,700
Revenue Bonds
First Subordinated Series 2009A-1
08/01/43	5.250%	2,565,000	1,766,182
First Subordinated Series 2009B
08/01/44	6.500%	1,020,000	808,044
Total			4,676,926
Total Municipal Bonds (Cost: $71,201,547)			$72,881,170

Issuer	Coupon Rate	Principal Amount	Value

Preferred Debt 2.9%

Banking 2.6%
Citigroup Capital XIII (b)
10/30/40	7.875%	1,476,449	40,056,061
HSBC Holdings PLC
12/31/49	8.000%	506,100	13,598,907

Issuer	Coupon Rate	Principal Amount	Value

Preferred Debt (continued)

Banking (continued)
M&T Bank Corp. (b)
12/31/49	6.375%	$14,635	$13,830,075
12/31/49	6.375%	1,660	1,576,153
PNC Financial Services Group, Inc. (The) (b)
12/31/49	6.125%	495,980	12,637,571
U.S. Bancorp (b)
12/31/49	6.500%	676,667	18,371,509
Wells Fargo & Co. (b)
12/31/49	5.850%	305,000	7,365,750
Total			107,436,026
Building Materials 0.1%
Stanley Black & Decker, Inc.
07/25/52	5.750%	233,050	5,276,252
Property & Casualty 0.2%
Allstate Corp. (The) (b)
01/15/53	5.100%	324,450	7,916,580
Total Preferred Debt (Cost: $121,410,069)			$120,628,858

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans 1.0%

Brokerage —%
Nuveen Investments, Inc. 2nd Lien Tranche B Term Loan (b)(o)
02/28/19	5.515%	578,858	$574,661
Building Materials —%
Ply Gem Industries, Inc. Term Loan (b)(g)(o)
01/10/21	4.000%	42,000	42,070
Chemicals —%
Axalta Coating Systems Dutch Holding BBV/U.S. Holdings, Inc. Tranche B Term Loan (b)(o)
02/01/20	4.750%	346,382	349,240
Construction Machinery —%
CPM Acquisition Corp. 1st Lien Term Loan (b)(o)
08/29/17	6.250%	714,777	720,138

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)

Consumer Cyclical Services —%
New Breed, Inc. Term Loan (b)(o)
10/01/19	6.000%	$309,323	$309,323
Diversified Manufacturing —%
Gardner Denver, Inc. Term Loan (b)(g)(o)
03/08/20	4.250%	211,014	210,670
Food and Beverage 0.7%
HJ Heinz Co. (b)(o)
Tranche B1 Term Loan
06/07/19	3.250%	22,846,893	23,005,451
Tranche B2 Term Loan
06/05/20	3.500%	6,144,562	6,201,829
New HB Acquisition LLC Tranche B Term Loan (b)(o)
04/09/20	6.750%	343,000	355,862
Total			29,563,142
Health Care 0.1%
American Renal Holdings, Inc. 2nd Lien Term Loan (b)(o)
02/20/20	8.500%	304,000	304,760
Community Health Systems, Inc. Tranche D Term Loan (b)(g)(o)
01/27/21	4.250%	142,000	143,474
ConvaTec, Inc. Term Loan (b)(o)
12/22/16	4.000%	147,379	149,037
U.S. Renal Care, Inc. (b)(o)
2nd Lien Term Loan
01/03/20	10.250%	595,000	608,387
Tranche B2 1st Lien Term Loan
07/03/19	4.250%	770,721	776,501
United Surgical Partners International, Inc. Tranche B Term Loan (b)(o)
04/03/19	4.750%	306,727	308,356
Total			2,290,515
Lodging —%
Four Seasons Holdings, Inc. 2nd Lien Term Loan (b)(o)
12/13/20	6.250%	148,000	151,330
Hilton Worldwide Financial LLC Term Loan (b)(o)
08/07/20	3.750%	391,579	393,838

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)

Lodging (continued)
Playa Resorts Holding Term Loan (b)(o)
07/24/19	4.750%	$213,465	$214,934
Total			760,102
Metals —%
Arch Coal, Inc. Term Loan (b)(o)
05/16/18	6.250%	387,020	382,956
Arch Coal, Inc. Term Loan (b)(g)(o)
05/16/18	6.250%	100,745	99,687
Total			482,643
Packaging —%
Ardagh Holdings USA, Inc. Tranche B Term Loan (b)(g)(o)
12/17/19	4.000%	141,000	141,352
Exopack Holdings S.A. Term Loan (b)(o)
04/24/19	5.250%	290,000	293,866
Total			435,218
Property & Casualty 0.1%
Asurion LLC Tranche B1 Term Loan (b)(o)
05/24/19	4.500%	1,035,540	1,034,898
Lonestar Intermediate Super Holdings LLC Term Loan (b)(o)
09/02/19	11.000%	1,489,000	1,518,780
Total			2,553,678
Retailers —%
Neiman Marcus Group, Inc. (The) Term Loan (b)(o)
10/03/20	5.000%	484,785	490,128
Rite Aid Corp. Tranche 1 2nd Lien Term Loan (b)(o)
08/21/20	5.750%	548,000	559,371
Total			1,049,499
Technology 0.1%
Applied Systems, Inc. (b)(o)
1st Lien Term Loan
01/15/21	4.250%	42,000	42,394
2nd Lien Term Loan
01/15/22	7.500%	49,000	50,102

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)

Technology (continued)
Blue Coat Systems, Inc. 2nd Lien Term Loan (b)(o)
06/05/20	9.500%	$669,000	$683,216
ION Trading Technologies SARL 2nd Lien Term Loan (b)(o)
05/22/21	7.265%	894,413	906,336
Triple Point Group Holdings, Inc. 2nd Lien Term Loan (b)(o)
07/11/21	9.250%	178,000	158,420
Total			1,840,468
Wirelines —%
Integra Telecom Holdings, Inc. (b)(o)
2nd Lien Term Loan
02/21/20	8.773%	96,000	98,500
Tranche B Term Loan
02/22/19	5.250%	276,907	280,139
Total			378,639
Total Senior Loans (Cost: $41,334,703)			$41,560,006

Issuer	Shares	Value

Common Stocks —%

FINANCIALS —%
Insurance —%
Washington Funding Trust LII D Escrow (c)(e)(f)(p)	2,725	$—
WMI Holdings Corp. (p)	53,957	138,669
Total		138,669
TOTAL FINANCIALS		138,669

Issuer	Shares	Value

Common Stocks (continued)

INDUSTRIALS —%
Airlines —%
United Continental Holdings, Inc. (p)	1,493	$68,439
Total Common Stocks (Cost: $1,511,115)		$207,108

Warrants —%

ENERGY —%
Energy Equipment & Services —%
Green Field Energy Services, Inc. (a)(c)(p)	1,276	$13
Total Warrants (Cost: $51,415)		$13

Issuer	Effective Yield	Principal Amount	Value

Treasury Bills 1.8%
United States 1.8%
U.S. Treasury Bills
04/17/14	0.030%	$75,000,000	$74,995,425
Total Treasury Bills (Cost: $74,997,110)			$74,995,425

		Shares	Value

Money Market Funds 0.9%

Columbia Short-Term Cash Fund, 0.077% (r)(s)		36,744,173	$36,744,173
Total Money Market Funds (Cost: $36,744,173)			$36,744,173
Total Investments
(Cost: $4,404,614,255) (t)			$4,432,923,504(u	)
Other Assets & Liabilities, Net			(239,410,448)
Net Assets			$4,193,513,056

Investments in Derivatives
Futures Contracts Outstanding at January 31, 2014

At January 31, 2014, securities totaling $11,272,878 were pledged as collateral to cover initial margin requirements on open futures contracts.

Contract Description	Number of Contracts Long (Short)	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
US 20 YR LONG BOND	(1,424)	USD	(190,237,500)	03/2014	—	(4,119,902)
US 2YR NOTE	1,417	USD	312,027,835	03/2014	26,167	—
US 5YR NOTE	(799)	USD	(96,379,375)	03/2014	—	(664,538)
US 10YR NOTE	(417)	USD	(52,437,750)	03/2014	—	(579,111)
US 30 YR ULTRA T-BOND	(472)	USD	(67,879,500)	03/2014	—	(2,515,913)
Total					26,167	(7,879,464)

Credit Default Swap Contracts Outstanding at January 31, 2014 Buy Protection

At January 31, 2014, securities totaling $15,694,000 were pledged as collateral to cover open credit default swap contracts. In addition, cash totaling $4,439 was received from broker as collateral to cover open credit default swap contracts.

Counterparty	Reference Entity	Expiration Date	Pay Fixed Rate (%)	Notional Amount ($)	Market Value ($)	Unamortized Premium (Paid) Received ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Morgan Stanley	Barclays Bank, PLC	06/20/2018	1.000	15,365,000	(73,880)	(381,493)	(18,353)	—	(473,726)
Goldman Sachs International	Home Depot, Inc.	06/20/2018	1.000	3,730,000	(122,936)	99,352	(4,455)	—	(28,039)
JPMorgan	CDX North America Investment Grade 20	06/20/2018	1.000	97,995,000	(1,547,840)	718,102	(117,050)	—	(946,788)
JPMorgan	Home Depot, Inc.	06/20/2018	1.000	17,710,000	(583,701)	495,749	(21,154)	—	(109,106)
JPMorgan	Citigroup, Inc.	06/20/2018	1.000	25,205,000	(159,916)	(84,168)	(30,106)	—	(274,190)
Barclays	Home Depot, Inc.	06/20/2018	1.000	20,925,000	(689,664)	576,931	(24,994)	—	(137,727)
Citibank	Marriott International, Inc.	06/20/2018	1.000	5,145,000	(135,585)	104,282	(6,145)	—	(37,448)
JPMorgan	Barclays Bank, PLC	09/20/2018	1.000	14,460,000	(38,399)	(304,888)	(17,272)	—	(360,559)
Citibank	H.J. Heinz Company	09/20/2018	1.000	15,255,000	155,619	(449,078)	(18,221)	—	(311,680)
Barclays	Telecom Italia SPA	09/20/2018	1.000	4,600,000	291,322	(418,416)	(5,494)	—	(132,588)
Goldman Sachs International	Home Depot, Inc.	09/20/2018	1.000	25,730,000	(871,272)	702,290	(30,733)	—	(199,715)
Citibank	CDX Emerging Markets Index 19-V1	06/20/2018	5.000	13,955,000	(800,263)	666,781	(83,343)	—	(216,825)
Barclays	Morgan Stanley	09/20/2018	1.000	11,015,000	(22,822)	(386,297)	(13,157)	—	(422,276)
Citibank	Morgan Stanley	09/20/2018	1.000	16,525,000	(34,238)	(606,429)	(19,738)	—	(660,405)
Goldman Sachs International	CDX Emerging Markets Index 19-V1	06/20/2018	5.000	13,715,000	(786,501)	482,021	(81,909)	—	(386,389)
Citibank	Nucor Corp.	09/20/2018	1.000	10,305,000	(238,192)	68,234	(12,309)	—	(182,267)
Goldman Sachs International	Nucor Corp.	09/20/2018	1.000	4,115,000	(95,115)	32,708	(4,915)	—	(67,322)

Counterparty	Reference Entity	Expiration Date	Pay Fixed Rate (%)	Notional Amount ($)	Market Value ($)	Unamortized Premium (Paid) Received ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Goldman Sachs International	H.J. Heinz Company	12/20/2018	1.000	14,475,000	223,101	(380,109)	(17,290)	—	(174,298)
Goldman Sachs International	Toll Brothers, Inc.	12/20/2018	1.000	38,095,000	939,563	(1,657,892)	(45,503)	—	(763,832)
Barclays	Limited Brands, Inc.	12/20/2018	1.000	21,295,000	794,268	(725,894)	(25,436)	42,938	—
Barclays	Toll Brothers, Inc.	12/20/2018	1.000	9,540,000	235,292	(354,585)	(11,395)	—	(130,688)
Barclays	D.R. Horton, Inc.	12/20/2018	1.000	27,060,000	749,290	(1,203,877)	(32,322)	—	(486,909)
Goldman Sachs International	Citigroup, Inc.	12/20/2018	1.000	17,650,000	(48,129)	140,129	(21,082)	70,918	—
Goldman Sachs International	Bank of America Corp.	12/20/2018	1.000	40,520,000	(190,228)	264,600	(48,399)	25,973	—
JPMorgan	D.R. Horton, Inc.	12/20/2018	1.000	14,295,000	395,828	(624,010)	(17,075)	—	(245,257)
Morgan Stanley	Goldman Sachs Group, Inc.	12/20/2018	1.000	24,300,000	31,170	—	(29,025)	2,145	—
Goldman Sachs International	Textron, Inc.	03/20/2019	1.000	20,890,000	(37,782)	(160,644)	(24,952)	—	(223,378)
Barclays	Marriott International, Inc.	03/20/2019	1.000	14,025,000	(370,245)	346,763	(16,752)	—	(40,234)
Citibank	CDX Emerging Markets Index 20-V1	12/20/2018	5.000	12,540,000	(821,370)	821,370	—	—	—
Morgan Stanley*	CDX North America Investment Grade 21-V1	12/20/2018	1.000	36,970,000	(223,255)	—	(44,158)	—	(267,413)
Morgan Stanley*	CDX North America Investment Grade 21-V1	12/20/2018	5.000	178,300,000	(282,237)	—	(1,064,847)	—	(1,347,084)
Total								141,974	(8,626,143)

*At January 31, 2014, securities totaling $3,705,164 were pledged as collateral to cover open centrally cleared swap contracts.

Interest Rate Swap Contracts Outstanding at January 31, 2014

Counterparty	Floating Rate Index	Fund Pay/Receive Floating Rate	Fixed Rate (%)	Expiration Date	Notional Currency	Notional Amount	Unamortized Premium (Paid) Received ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Morgan Stanley**	3-Month USD LIBOR-BBA	Receive	0.816	9/25/2016	USD	393,000	118	—	(2,542)

**At January 31, 2014, securities totaling $1,440 were pledged as collateral to cover open centrally cleared swap contracts.

Notes to Portfolio of Investments
(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2014, the value of these securities amounted to $784,982,337 or 18.72% of net assets.

(b) Variable rate security.
(c)

Identifies issues considered by the Investment Manager to be illiquid as to their marketability. The aggregate value of such securities at January 31, 2014 was $1,412,580, representing 0.03% of net assets.  Information concerning such security holdings at January 31, 2014 is as follows:

Security Description	Acquisition Dates	Cost ($)
American Mortgage Trust
Series 2093-3 Class 3A
07/27/23 8.188%	04/27/95	3,439
Green Field Energy Services, Inc.	11/09/11 - 12/14/11	51,415
Six Flags, Inc.
06/01/14 0.000%	05/07/10	—
United Artists Theatre Circuit, Inc.
1995-A Pass-Through Certificates
07/01/15 9.300%	08/12/96	1,344,288
Washington Funding Trust LII D Escrow	03/28/08	—
Washington Mutual Bank
Subordinated Notes
01/15/15 5.125%	09/25/07 - 05/14/08	24,052,072

(d)

Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At January 31, 2014, the value of these securities amounted to $41,069, which represents less than 0.01% of net assets.

(e)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At January 31, 2014, the value of these securities amounted to $20,330,428, which represents 0.48% of net assets.

(f)	Negligible market value.
(g)	Represents a security purchased on a when-issued or delayed delivery basis.
(h)	Represents comparable securities held to satisfy future delivery requirements of the following open forward sale commitments at January 31, 2014:

Security	Principal	Settlement	Proceeds
Description	Amount ($)	Date	Receivable ($)	Value ($)
Government National Mortgage Association
01/21/2044 3.000%	50,000	02/15/14	48,323	49,599

(i)

The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(j)	Principal Only (PO) security issued with a zero coupon. Income is recognized through the accretion of discount.
(k)	Interest Only (IO) security. The actual effective yield of this security is different than the stated coupon rate.
(l)	Zero coupon bond.
(m)	Principal and interest may not be guaranteed by the government.
(n)

Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States.  At January 31, 2014, the value of these securities amounted to $4,676,926 or 0.11% of net assets.

(o)

Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average coupon as of January 31, 2014. The interest rate shown for senior loans purchased on a when-issued or delayed delivery basis, if any, reflects an estimated average coupon. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(p)	Non-income producing.
(q)

This security, or a portion of this security has been pledged as collateral in connection with open futures contracts and swap contracts. These values are denoted within the investments in derivatives section of the Portfolio of Investments.

(r)	The rate shown is the seven-day current annualized yield at January 31, 2014.
(s)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended January 31, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	7,211,825	1,419,518,354	(1,389,986,006)	36,744,173	58,674	36,744,173

(t)

At January 31, 2014, the cost of securities for federal income tax purposes was approximately $4,404,614,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$107,135,000
Unrealized Depreciation	(78,825,000)
Net Unrealized Appreciation	$28,310,000

(u)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
CMO	Collateralized Mortgage Obligation
NPFGC	National Public Finance Guarantee Corporation

PIK	Payment-in-Kind
STRIPS	Separate Trading of Registered Interest and Principal Securities

Currency Legend
USD	United States Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                  Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                  Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                  Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Bonds
Corporate Bonds & Notes
Banking	—	514,436,235	41,069	514,477,304
Entertainment	—	2,107,985	1,369,318	3,477,303
All Other Industries	—	1,428,970,164	—	1,428,970,164
Residential Mortgage-Backed Securities - Agency	—	683,898,079	—	683,898,079
Residential Mortgage-Backed Securities - Non-Agency	—	161,280,224	33,067,111	194,347,335
Commercial Mortgage-Backed Securities - Non-Agency	—	296,335,131	16,523,717	312,858,848
Asset-Backed Securities - Agency	—	138,528,787	—	138,528,787
Asset-Backed Securities - Non-Agency	—	390,425,995	—	390,425,995
U.S. Treasury Obligations	332,156,871	—	—	332,156,871
U.S. Government & Agency Obligations	—	43,065,037	—	43,065,037
Foreign Government Obligations	—	43,701,028	—	43,701,028
Municipal Bonds	—	72,881,170	—	72,881,170
Preferred Debt	120,628,858	—	—	120,628,858
Total Bonds	452,785,729	3,775,629,835	51,001,215	4,279,416,779
Equity Securities
Common Stocks
Financials	138,669	—	—	138,669
Industrials	68,439	—	—	68,439
Warrants
Energy	—	13	—	13
Total Equity Securities	207,108	13	—	207,121
Short-Term Securities
Treasury Bills	74,995,425	—	—	74,995,425
Total Short-Term Securities	74,995,425	—	—	74,995,425
Other
Senior Loans
Food and Beverage	—	29,207,280	355,862	29,563,142
Health Care	—	1,985,755	304,760	2,290,515
Lodging	—	608,772	151,330	760,102
All Other Industries	—	8,946,247	—	8,946,247
Total Other	—	40,748,054	811,952	41,560,006
Mutual Funds
Money Market Funds	36,744,173	—	—	36,744,173
Total Mutual Funds	36,744,173	—	—	36,744,173
Investments in Securities	564,732,435	3,816,377,902	51,813,167	4,432,923,504
Forward Sale Commitments Liability	—	(49,599)	—	(49,599)
Derivatives
Assets
Futures Contracts	26,167	—	—	26,167
Swap Contracts	—	141,974	—	141,974
Liabilities
Futures Contracts	(7,879,464)	—	—	(7,879,464)
Swap Contracts	—	(8,628,685)	—	(8,628,685)
Total	556,879,138	3,807,841,592	51,813,167	4,416,533,897

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The following table is a reconciliation of Level 3 assets for which significant observable and/or unobservable inputs were used to determine fair value.

	Corporate Bonds & Notes ($)	Residential Mortgage- Backed Securities - Non- Agency ($)	Commercial Mortgage- Backed Securities - Non- Agency ($)	Asset-Backed Securities - Non-Agency ($)	Senior Loans ($)	Total ($)
Balance as of April 30, 2013	2,224,862	75,218,231	21,938,320	184,702,709	476,370	284,560,492
Accrued discounts/premiums	—	28,987	(3,017)	—	454	26,424
Realized gain (loss)	14,888	(29,162)	5,165	—	8,393	(716)
Change in unrealized appreciation (depreciation)(a)	(14,888)	298,689	(45,155)	—	(19,243)	219,403
Sales	(814,475)	(9,419,436)	(9,896,596)	—	(1,214,039)	(21,344,546)
Purchases	—	2,535,663	4,525,000	—	146,520	7,207,183
Transfers into Level 3	—	—	—	—	1,413,497	1,413,497
Transfers out of Level 3	—	(35,565,861)	—	(184,702,709)	—	(220,268,570)
Balance as of January 31, 2014	1,410,387	33,067,111	16,523,717	—	811,952	51,813,167

(a) Change in unrealized appreciation (depreciation) relating to securities held at January 31, 2014 was $230,097, which is comprised of Corporate Bonds & Notes of $(14,888), Residential Mortgage-Backed Securities - Non-Agency of $298,689, Commercial Mortgage-Backed Securities - Non-Agency of $(45,155) and Senior Loans of $(8,549).

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.

Certain corporate bonds classified as Level 3 are valued using a market approach.  To determine fair value for these securities, management considered various factors which may have included, but were not limited to, trades of similar securities, estimated earnings of the respective company, market multiples derived from a set of comparable companies, and the position of the security within the respective company’s capital structure.  Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.  Generally, a change estimated earnings of the respective company might result in change to the comparable companies and market multiples.

Certain residential and commercial backed securities as well as senior loans classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but not limited to, the distressed nature of the security and observable transactions for similar assets in the market. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Other residential mortgage backed securities classified as Level 3 are valued using a market approach.  To determine fair value for these securities, management considered various factors which may have included, but were not limited to, estimated cash flows of the securities and observed yields on securities management deemed comparable. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement. Generally, a change in observable yields on comparable securities would result in a directionally similar change to discount rates.

Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management’s determination that there was sufficient, reliable and observable market data to value these assets as of period end.

Financial Assets were transferred from Level 2 to Level 3 due to utilizing a single market quotation from a broker dealer.  As a result, as of period end, management determined to value the security(s) under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments

Columbia Small Cap Value Fund I

January 31, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 98.4%
CONSUMER DISCRETIONARY 9.9%

Auto Components 1.8%
Dana Holding Corp.	682,558	$12,913,998
Fuel Systems Solutions, Inc. (a)	234,101	2,877,101
Gentherm, Inc. (a)	202,336	5,155,521
Remy International, Inc.	200,497	4,011,945
Total		24,958,565
Distributors 0.2%
VOXX International Corp. (a)	206,821	2,756,924

Diversified Consumer Services 0.2%
Universal Technical Institute, Inc.	246,307	2,899,033

Hotels, Restaurants & Leisure 0.7%
Del Frisco’s Restaurant Group, Inc. (a)	108,560	2,496,880
Life Time Fitness, Inc. (a)	188,801	7,771,049
Total		10,267,929
Household Durables 1.0%
Cavco Industries, Inc. (a)	61,681	4,818,520
Helen of Troy Ltd. (a)	88,840	4,889,754
UCP Inc., Class A (a)	255,283	3,719,473
Total		13,427,747
Internet & Catalog Retail 0.2%
PetMed Express, Inc.	208,680	2,760,837

Leisure Equipment & Products 0.5%
Malibu Boats, Inc., Class A (a)	106,984	1,898,966
Smith & Wesson Holding Corp. (a)	331,590	4,340,513
Total		6,239,479
Multiline Retail 0.3%
Tuesday Morning Corp. (a)	344,752	4,530,041

Specialty Retail 2.7%
Children’s Place Retail Stores, Inc. (The) (a)	137,950	7,265,826
Destination Maternity Corp.	137,750	3,695,832
Finish Line, Inc., Class A (The)	303,247	7,778,286
Haverty Furniture Companies, Inc.	168,977	4,700,940
Pier 1 Imports, Inc.	202,780	3,875,126
Select Comfort Corp. (a)	151,542	2,480,743
Shoe Carnival, Inc.	126,066	3,113,830
Stage Stores, Inc.	180,060	3,529,176
Total		36,439,759

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER DISCRETIONARY (CONTINUED)

Textiles, Apparel & Luxury Goods 2.3%
Columbia Sportswear Co.	95,462	$7,097,600
Crocs, Inc. (a)	267,730	4,109,656
Deckers Outdoor Corp. (a)	71,400	5,565,630
G-III Apparel Group Ltd. (a)	84,420	5,906,867
Steven Madden Ltd. (a)	277,150	9,032,318
Total		31,712,071
TOTAL CONSUMER DISCRETIONARY		135,992,385

CONSUMER STAPLES 2.9%
Food & Staples Retailing 0.5%
Andersons, Inc. (The)	90,795	7,512,378

Food Products 2.0%
Chiquita Brands International, Inc. (a)	438,277	4,636,971
Darling International, Inc. (a)	551,510	10,787,535
Fresh Del Monte Produce, Inc.	396,130	10,481,600
John B. Sanfilippo & Son, Inc.	56,674	1,312,003
Total		27,218,109
Personal Products 0.4%
Inter Parfums, Inc.	167,592	5,453,444
TOTAL CONSUMER STAPLES		40,183,931

ENERGY 7.7%
Energy Equipment & Services 3.0%
Dawson Geophysical Co. (a)	155,051	5,019,001
Gulf Island Fabrication, Inc.	191,784	3,885,544
Newpark Resources, Inc. (a)	571,479	6,492,001
Patterson-UTI Energy, Inc.	312,110	8,018,106
Tesco Corp. (a)	309,438	6,535,331
TGC Industries, Inc. (a)	217,213	1,414,057
Tidewater, Inc.	179,771	9,321,126
Total		40,685,166
Oil, Gas & Consumable Fuels 4.7%
Bill Barrett Corp. (a)	274,910	7,700,229
Comstock Resources, Inc.	474,010	8,129,271
Energy XXI Bermuda Ltd.	511,620	11,741,679
Forest Oil Corp. (a)	1,904,500	5,808,725
Rex Energy Corp. (a)	298,312	5,620,198
Stone Energy Corp. (a)	347,626	10,759,025
VAALCO Energy, Inc. (a)	899,395	5,414,358
Western Refining, Inc.	113,850	4,452,674

Issuer	Shares	Value

Common Stocks (continued)
ENERGY (CONTINUED)

Oil, Gas & Consumable Fuels (continued)
World Fuel Services Corp.	111,960	$4,782,931
Total		64,409,090
TOTAL ENERGY		105,094,256

FINANCIALS 35.0%
Capital Markets 0.7%
GFI Group, Inc.	856,549	3,254,886
INTL FCStone, Inc. (a)	343,885	6,066,132
Total		9,321,018
Commercial Banks 12.9%
Ameris Bancorp (a)	366,162	7,495,336
BancFirst Corp.	109,975	5,941,949
BankUnited, Inc.	264,839	8,236,493
Banner Corp.	70,168	2,584,287
Bridge Bancorp, Inc.	80,060	1,969,476
Bryn Mawr Bank Corp.	260,918	7,271,785
Capital City Bank Group, Inc. (a)	303,817	3,876,705
Chemical Financial Corp.	281,432	8,127,756
Columbia Banking System, Inc.	341,633	8,920,038
Community Trust Bancorp, Inc.	184,069	7,458,476
First Citizens BancShares Inc., Class A	29,741	6,579,899
First Commonwealth Financial Corp.	962,367	7,901,033
First Financial Corp.	281,816	9,066,021
First NBC Bank Holding Co. (a)	120,154	3,917,020
FirstMerit Corp.	303,240	6,170,934
Glacier Bancorp, Inc.	130,848	3,458,313
Hancock Holding Co.	352,573	12,199,026
Home Federal Bancorp, Inc.	568,777	8,247,266
Hudson Valley Holding Corp.	163,852	2,946,059
Investors Bancorp, Inc.	398,566	10,111,619
Merchants Bancshares, Inc.	216,037	6,437,903
Northrim BanCorp, Inc.	276,483	6,641,122
Sterling Bancorp	444,122	5,595,937
Synovus Financial Corp.	1,678,589	5,623,273
TowneBank	126,281	1,899,266
Union First Market Bankshares Corp.	212,574	4,904,082
Washington Banking Co.	108,726	1,934,236
Wintrust Financial Corp.	245,975	10,781,084
Total		176,296,394
Consumer Finance 0.5%
Cash America International, Inc.	179,618	6,597,369

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Diversified Financial Services 0.7%
Interactive Brokers Group, Inc., Class A	269,277	$5,708,672
Pico Holdings, Inc. (a)	192,366	4,534,067
Total		10,242,739
Insurance 7.8%
Allied World Assurance Co. Holdings AG	39,230	4,037,552
American Equity Investment Life Holding Co.	427,402	9,381,474
Argo Group International Holdings Ltd.	199,464	8,973,885
Baldwin & Lyons, Inc., Class B	191,411	4,777,618
EMC Insurance Group, Inc.	279,208	7,672,636
Endurance Specialty Holdings Ltd.	156,530	8,200,607
FBL Financial Group, Inc., Class A	110,270	4,259,730
Hanover Insurance Group, Inc. (The)	157,760	8,760,413
Horace Mann Educators Corp.	259,478	7,239,436
Kemper Corp.	199,545	7,333,279
National Western Life Insurance Co., Class A	32,155	7,014,613
Navigators Group, Inc. (The) (a)	83,355	4,970,459
Safety Insurance Group, Inc.	136,581	7,386,300
Symetra Financial Corp.	564,814	10,816,188
United Fire Group, Inc.	231,138	5,801,564
Total		106,625,754
Real Estate Investment Trusts (REITs) 9.9%
AG Mortgage Investment Trust, Inc.	389,326	6,458,918
Apollo Residential Mortgage, Inc.	341,071	5,511,707
Associated Estates Realty Corp.	361,187	5,768,156
Brandywine Realty Trust	664,520	9,469,410
Campus Crest Communities, Inc.	972,836	8,590,142
Chesapeake Lodging Trust	387,715	9,440,860
Cousins Properties, Inc.	843,294	9,065,411
CYS Investments, Inc.	1,034,860	8,196,091
Highwoods Properties, Inc.	349,520	12,981,173
LaSalle Hotel Properties	317,520	9,766,915
National Health Investors, Inc.	125,550	7,905,884
Post Properties, Inc.	177,200	8,315,996
Potlatch Corp.	216,755	8,670,200
Rexford Industrial Realty, Inc.	146,121	1,994,552
Sabra Health Care REIT, Inc.	270,023	7,811,765
Sunstone Hotel Investors, Inc.	636,389	8,164,871
Terreno Realty Corp.	446,103	7,704,199
Total		135,816,250
Thrifts & Mortgage Finance 2.5%
Bank Mutual Corp.	858,154	5,869,774

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)

Thrifts & Mortgage Finance (continued)
BankFinancial Corp.	431,100	$3,918,699
Brookline Bancorp, Inc.	656,820	5,845,698
MGIC Investment Corp. (a)	524,637	4,454,168
Washington Federal, Inc.	456,173	9,981,065
WSFS Financial Corp.	61,984	4,450,451
Total		34,519,855
TOTAL FINANCIALS		479,419,379

HEALTH CARE 5.1%
Biotechnology 0.3%
Ariad Pharmaceuticals, Inc. (a)	547,810	4,048,316

Health Care Equipment & Supplies 0.2%
CONMED Corp.	80,676	3,384,358

Health Care Providers & Services 3.0%
Centene Corp. (a)	98,680	5,980,008
Chemed Corp.	115,635	9,125,914
Ensign Group, Inc. (The)	80,675	3,381,896
Magellan Health Services, Inc. (a)	163,744	9,796,804
Molina Healthcare, Inc. (a)	223,820	8,057,520
Owens & Minor, Inc.	130,460	4,519,134
Total		40,861,276
Health Care Technology 0.5%
Allscripts-Misys Healthcare Solutions, Inc. (a)	378,070	6,260,839

Pharmaceuticals 1.1%
Impax Laboratories, Inc. (a)	425,574	9,847,783
Supernus Pharmaceuticals, Inc. (a)	515,926	5,040,597
Total		14,888,380
TOTAL HEALTH CARE		69,443,169

INDUSTRIALS 14.0%
Aerospace & Defense 2.0%
Esterline Technologies Corp. (a)	134,550	13,851,922
KEYW Holding Corp. (The) (a)	359,307	5,748,912
Orbital Sciences Corp. (a)	309,653	7,571,016
Total		27,171,850
Airlines 0.5%
Skywest, Inc.	484,824	6,307,560

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Building Products 0.5%
Universal Forest Products, Inc.	134,434	$7,064,507

Commercial Services & Supplies 2.1%
ACCO Brands Corp. (a)	566,415	3,290,871
EnerNOC, Inc. (a)	300,644	6,734,426
Ennis, Inc.	228,423	3,305,281
Steelcase, Inc., Class A	599,720	8,857,864
Unifirst Corp.	68,370	7,233,546
Total		29,421,988
Construction & Engineering 0.3%
Layne Christensen Co. (a)	212,126	3,597,657

Electrical Equipment 1.3%
Brady Corp., Class A	60,458	1,654,131
General Cable Corp.	307,440	8,771,263
GrafTech International Ltd. (a)	724,854	7,429,754
Total		17,855,148
Machinery 5.7%
Albany International Corp., Class A	147,024	5,082,620
Altra Industrial Motion Corp.	211,006	6,617,148
Briggs & Stratton Corp.	341,429	7,193,909
CIRCOR International, Inc.	109,620	7,894,832
Dynamic Materials Corp.	205,452	4,485,017
EnPro Industries, Inc. (a)	107,116	7,770,195
FreightCar America, Inc.	158,679	3,646,443
Gorman-Rupp Co.	112,465	3,579,761
Kadant, Inc.	135,498	4,865,733
LB Foster Co., Class A	159,923	6,886,284
Lydall, Inc. (a)	80,038	1,414,272
Mueller Industries, Inc.	160,981	10,019,457
Titan International, Inc.	330,260	5,535,158
Twin Disc, Inc.	123,245	2,904,885
Total		77,895,714
Professional Services 0.4%
Korn/Ferry International (a)	255,562	5,995,484

Road & Rail 1.2%
Heartland Express, Inc.	346,676	7,300,997
Werner Enterprises, Inc.	330,739	8,619,058
Total		15,920,055
TOTAL INDUSTRIALS		191,229,963

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY 10.8%

Communications Equipment 0.8%
Digi International, Inc. (a)	269,921	$2,780,186
Harmonic, Inc. (a)	594,675	3,901,068
Polycom, Inc. (a)	401,180	4,786,078
Total		11,467,332
Electronic Equipment, Instruments & Components 1.8%
Audience, Inc. (a)	147,164	1,674,726
GSI Group, Inc. (a)	400,055	4,316,593
Littelfuse, Inc.	58,775	5,260,363
Measurement Specialties, Inc. (a)	104,139	5,745,349
MTS Systems Corp.	71,187	5,006,582
Rofin-Sinar Technologies, Inc. (a)	131,144	3,029,426
Total		25,033,039
Internet Software & Services 0.5%
j2 Global, Inc.	141,465	6,415,438

IT Services 1.2%
Global Cash Access Holdings, Inc. (a)	482,779	4,093,966
MoneyGram International, Inc. (a)	365,951	6,770,093
TeleTech Holdings, Inc. (a)	261,327	5,702,155
Total		16,566,214
Semiconductors & Semiconductor Equipment 4.7%
Entegris, Inc. (a)	724,392	7,620,604
Integrated Device Technology, Inc. (a)	701,769	6,772,071
IXYS Corp.	169,895	2,155,968
M/A-COM Technology Solutions Holdings, Inc. (a)	193,493	3,289,381
Microsemi Corp. (a)	179,200	4,200,448
MKS Instruments, Inc.	245,581	7,399,355
OmniVision Technologies, Inc. (a)	334,690	5,150,879
RF Micro Devices, Inc. (a)	1,633,410	8,706,075
Silicon Image, Inc. (a)	817,023	4,567,159
Silicon Laboratories, Inc. (a)	130,660	6,172,378
Spansion, Inc., Class A (a)	303,010	4,545,150
Teradyne, Inc. (a)	181,020	3,404,986
Total		63,984,454
Software 1.8%
ePlus, Inc. (a)	55,790	3,009,313
Mentor Graphics Corp.	499,400	10,387,520
Progress Software Corp. (a)	173,125	4,184,431
PTC, Inc. (a)	74,736	2,666,580
Silver Spring Networks, Inc. (a)	38,755	660,773

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)

Software (continued)
Tangoe, Inc. (a)	235,016	$4,284,342
Total		25,192,959
TOTAL INFORMATION TECHNOLOGY		148,659,436

MATERIALS 5.3%

Chemicals 3.2%
A. Schulman, Inc.	205,548	6,982,466
Kraton Performance Polymers, Inc. (a)	279,849	6,999,024
LSB Industries, Inc. (a)	154,510	5,115,826
Olin Corp.	264,334	6,796,027
OM Group, Inc. (a)	271,486	8,779,857
Tronox Ltd., Class A	397,846	8,736,698
Total		43,409,898
Containers & Packaging 1.2%
Greif, Inc., Class A	337,902	17,107,978

Metals & Mining 0.9%
Hecla Mining Co.	2,038,790	6,177,533
Olympic Steel, Inc.	199,591	5,526,675
Total		11,704,208
TOTAL MATERIALS		72,222,084

TELECOMMUNICATION SERVICES 0.8%
Diversified Telecommunication Services 0.5%
Cbeyond, Inc. (a)	396,322	2,877,298
magicJack VocalTec Ltd. (a)	335,500	4,871,460
Total		7,748,758
Wireless Telecommunication Services 0.3%
Shenandoah Telecommunications Co.	158,612	3,981,161
TOTAL TELECOMMUNICATION SERVICES		11,729,919

UTILITIES 6.9%
Electric Utilities 3.2%
Allete, Inc.	128,900	6,442,422
El Paso Electric Co.	258,248	9,407,975
IDACORP, Inc.	227,954	12,020,014
MGE Energy, Inc.	99,495	5,665,245
Portland General Electric Co.	318,679	9,617,732
Total		43,153,388
Gas Utilities 2.4%
Laclede Group, Inc. (The)	231,779	10,636,338

Issuer	Shares	Value

Common Stocks (continued)
UTILITIES (CONTINUED)
Gas Utilities (continued)
Southwest Gas Corp.	228,835	$12,295,305
WGL Holdings, Inc.	262,110	9,902,516
Total		32,834,159
Multi-Utilities 1.3%
Avista Corp.	294,299	8,484,640
Vectren Corp.	261,786	9,560,425
Total		18,045,065
TOTAL UTILITIES		94,032,612
Total Common Stocks (Cost: $1,015,525,357)		$1,348,007,134

Issuer	Shares	Value

Money Market Funds 1.9%
Columbia Short-Term Cash Fund, 0.077% (b)(c)	25,476,973	$25,476,973
Total Money Market Funds (Cost: $25,476,973)		$25,476,973
Total Investments
(Cost: $1,041,002,330) (d)		$1,373,484,107	(e)
Other Assets & Liabilities, Net		(4,603,295)
Net Assets		$1,368,880,812

Notes to Portfolio of Investments
(a)	Non-income producing.
(b)	The rate shown is the seven-day current annualized yield at January 31, 2014.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended January 31, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Alteva, Inc.*	4,300,945	—	(2,537,171)	(1,763,774)	—	93,099	—
Columbia Short-Term Cash Fund	15,318,686	319,368,453	(309,210,166)	—	25,476,973	23,731	25,476,973
Total	19,619,631	319,368,453	(311,747,337)	(1,763,774)	25,476,973	116,830	25,476,973

*Issuer was not an affiliate for the entire period ended January 31, 2014.

(d)

At January 31, 2014, the cost of securities for federal income tax purposes was approximately $1,041,002,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$353,675,000
Unrealized Depreciation	(21,193,000)
Net Unrealized Appreciation	$332,482,000

(e)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend
MGIC	Mortgage Guaranty Insurance Corporation

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                  Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                  Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                  Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include:

(i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	135,992,385	—	—	135,992,385
Consumer Staples	40,183,931	—	—	40,183,931
Energy	105,094,256	—	—	105,094,256
Financials	479,419,379	—	—	479,419,379
Health Care	69,443,169	—	—	69,443,169
Industrials	191,229,963	—	—	191,229,963
Information Technology	148,659,436	—	—	148,659,436
Materials	72,222,084	—	—	72,222,084
Telecommunication Services	11,729,919	—	—	11,729,919
Utilities	94,032,612	—	—	94,032,612
Total Equity Securities	1,348,007,134	—	—	1,348,007,134
Mutual Funds
Money Market Funds	25,476,973	—	—	25,476,973
Total Mutual Funds	25,476,973	—	—	25,476,973
Total	1,373,484,107	—	—	1,373,484,107

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Columbia U.S. Treasury Index Fund

January 31, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value

U.S. Treasury Obligations 99.3%

U.S. Treasury
01/31/15	2.250%	$1,790,000	$1,827,198
02/15/15	4.000%	7,240,000	7,525,922
02/15/15	11.250%	2,950,000	3,285,793
04/15/15	0.375%	7,290,000	7,308,225
04/30/15	0.125%	4,715,000	4,712,237
05/31/15	2.125%	3,885,000	3,984,099
06/30/15	0.375%	5,005,000	5,017,512
07/15/15	0.250%	5,170,000	5,173,433
07/31/15	0.250%	780,000	780,487
08/15/15	0.250%	7,860,000	7,862,767
08/31/15	0.375%	2,930,000	2,936,409
10/15/15	0.250%	4,750,000	4,748,518
10/31/15	0.250%	2,455,000	2,454,040
11/30/15	0.250%	130,000	129,914
11/30/15	1.375%	9,545,000	9,731,423
12/15/15	0.250%	7,415,000	7,407,756
12/31/15	0.250%	2,335,000	2,332,354
01/31/16	2.000%	12,435,000	12,844,970
04/15/16	0.250%	3,445,000	3,433,156
04/30/16	2.000%	735,000	760,725
06/15/16	0.500%	3,265,000	3,267,729
08/15/16	0.625%	3,355,000	3,362,339
09/15/16	0.875%	2,370,000	2,389,441
09/30/16	1.000%	4,600,000	4,649,951
10/15/16	0.625%	2,505,000	2,507,348
11/15/16	7.500%	4,275,000	5,082,907
12/15/16	0.625%	4,620,000	4,617,112
04/30/17	3.125%	6,635,000	7,119,667
05/31/17	0.625%	6,985,000	6,927,702
08/31/17	0.625%	8,455,000	8,346,675
08/31/17	1.875%	6,915,000	7,131,094
10/31/17	0.750%	3,460,000	3,420,886
10/31/17	1.875%	7,445,000	7,673,003
12/31/17	0.750%	2,460,000	2,424,637
02/15/18	3.500%	10,790,000	11,783,856
03/31/18	0.750%	1,415,000	1,388,027
04/30/18	0.625%	5,090,000	4,959,569
05/15/18	3.875%	4,075,000	4,521,979
06/30/18	2.375%	2,820,000	2,950,425
08/31/18	1.500%	4,065,000	4,087,231
09/30/18	1.375%	1,595,000	1,592,633
10/31/18	1.250%	1,645,000	1,631,119
11/30/18	1.250%	1,790,000	1,772,240
12/31/18	1.500%	1,775,000	1,776,109
03/31/19	1.500%	1,870,000	1,862,550
06/30/19	1.000%	560,000	540,225
07/31/19	0.875%	2,165,000	2,070,957

Issuer	Coupon Rate	Principal Amount	Value

U.S. Treasury Obligations (continued)

11/15/19	3.375%	$11,925,000	$12,994,529
12/31/19	1.125%	1,630,000	1,564,800
03/31/20	1.125%	2,235,000	2,131,806
05/15/20	3.500%	2,350,000	2,572,700
05/31/20	1.375%	2,350,000	2,267,567
07/31/20	2.000%	1,015,000	1,015,237
08/15/20	2.625%	5,305,000	5,507,253
08/31/20	2.125%	1,495,000	1,503,409
09/30/20	2.000%	1,310,000	1,305,190
10/31/20	1.750%	1,505,000	1,473,254
11/30/20	2.000%	1,280,000	1,271,400
12/31/20	2.375%	1,390,000	1,412,913
02/15/21	3.625%	7,430,000	8,166,031
05/15/21	3.125%	2,815,000	2,991,377
02/15/22	2.000%	255,000	247,609
11/15/22	1.625%	1,330,000	1,233,159
02/15/23	2.000%	2,735,000	2,607,653
05/15/23	1.750%	3,645,000	3,381,875
08/15/23	2.500%	2,445,000	2,415,966
11/15/23	2.750%	3,205,000	3,228,036
02/15/26	6.000%	4,695,000	6,172,460
08/15/28	5.500%	150,000	191,508
11/15/28	5.250%	615,000	767,404
08/15/39	4.500%	720,000	839,250
02/15/40	4.625%	4,125,000	4,901,016
05/15/40	4.375%	2,560,000	2,928,399
11/15/40	4.250%	4,035,000	4,526,766
02/15/41	4.750%	3,910,000	4,739,041
11/15/42	2.750%	2,085,000	1,753,355
02/15/43	3.125%	2,165,000	1,967,781
05/15/43	2.875%	2,140,000	1,843,075
08/15/43	3.625%	2,135,000	2,135,333
11/15/43	3.750%	2,150,000	2,200,054

Total U.S. Treasury Obligations (Cost: $292,173,105)			$298,371,555

	Shares	Value

Money Market Funds —%

Columbia Short-Term Cash Fund, 0.077% (a)(b)	97,692	$97,692

Total Money Market Funds (Cost: $97,692)		$97,692

Total Investments
(Cost: $292,270,797) (c)		$298,469,247(d)
Other Assets & Liabilities, Net		2,241,364
Net Assets		$300,710,611

Notes to Portfolio of Investments
(a) The rate shown is the seven-day current annualized yield at January 31, 2014.
(b)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended January 31, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	1,514,519	39,152,023	(40,568,850)	97,692	600	97,692

(c)

At January 31, 2014, the cost of securities for federal income tax purposes was approximately $292,271,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$7,295,000
Unrealized Depreciation	(1,097,000)
Net Unrealized Appreciation	$6,198,000

(d)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Bonds
U.S. Treasury Obligations	298,371,555	—	—	298,371,555
Total Bonds	298,371,555	—	—	298,371,555
Mutual Funds
Money Market Funds	97,692	—	—	97,692
Total Mutual Funds	97,692	—	—	97,692
Total	298,469,247	—	—	298,469,247

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Item 2. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	March 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	March 24, 2014

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	March 24, 2014